SCHEDULE OF INVESTMENTS
Thornburg Limited Term Municipal Fund	June 30, 2020 (Unaudited)

	Issuer-Description	PRINCIPAL AMOUNT	VALUE
	Municipal Bonds — 98.6%
	Alabama — 0.7%
	Alabama Public School & College Authority (Education System Capital Improvements),
	Series A, 5.00% due 6/1/2021 - 6/1/2022	$10,940,000	$ 11,651,029
	Series B, 5.00% due 6/1/2023	735,000	830,932
	Alabama State Board of Education (Calhoun Community College), 4.00% due 5/1/2021 - 5/1/2022	2,230,000	2,341,328
	East Alabama Health Care Authority, Series A, 5.00% due 9/1/2021 - 9/1/2022	2,045,000	2,156,213
[a]	Industrial Development Board of the City of Mobile Alabama (Alabama Power Co.), Series 1, 0.17% due 6/1/2034 (put 7/1/2020)	510,000	510,000
	Lower Alabama Gas District, Series A, 5.00% due 9/1/2029	3,625,000	4,567,754
	Lower Alabama Gas District (Guaranty: Goldman Sachs Group, Inc.), 4.00% due 12/1/2023 - 12/1/2025	1,220,000	1,365,957
[a]	Selma Industrial Development Board (International Paper Co.), Series A, 2.00% due 11/1/2033 (put 10/1/2024)	2,500,000	2,580,000
	UAB Medicine Finance Authority (University Hospital), Series B, 5.00% due 9/1/2025 - 9/1/2027	8,915,000	10,831,539
	Water Works Board of the City of Birmingham, 5.00% due 1/1/2029	2,230,000	2,863,833
	Alaska — 0.4%
	Alaska Energy Authority (Bradley Lake Hydroelectric Project; Insured: AGM), 6.00% due 7/1/2020	2,055,000	2,055,288
	City of Valdez (BP Pipelines (Alaska), Inc. Project),
	Series B, 5.00% due 1/1/2021	6,485,000	6,629,161
	Series C, 5.00% due 1/1/2021	12,000,000	12,266,760
	Arizona — 2.3%
[a]	Arizona (Banner Health Obligated Group; LOC Bank of America, N.A.) HFA, Series C, 0.12% due 1/1/2046 (put 7/1/2020)	5,100,000	5,100,000
	Arizona (Scottsdale Lincoln Hospitals) HFA, 5.00% due 12/1/2022 - 12/1/2024	3,360,000	3,826,504
	Arizona Board of Regents (Arizona State University) COP, Series A, 5.00% due 9/1/2020 - 9/1/2023	17,150,000	18,551,595
	Arizona Board of Regents (Northern Arizona University Projects) COP, 5.00% due 9/1/2020 - 9/1/2023	6,825,000	7,383,676
	Arizona Board of Regents (University of Arizona), 5.00% due 8/1/2020 - 8/1/2024	1,925,000	2,137,517
	Arizona Board of Regents (University of Arizona) COP,
	5.00% due 6/1/2022 - 6/1/2028	1,690,000	1,994,502
	Series C, 5.00% due 6/1/2022	6,080,000	6,590,902
	Arizona Transportation Board,
	Series A,
	5.00% due 7/1/2021	7,465,000	7,811,451
	5.00% due 7/1/2022 (pre-refunded 7/1/2021)	5,000,000	5,239,900
	City of Phoenix Civic Improvement Corp., Series A, 5.00% due 7/1/2022 - 7/1/2025	8,580,000	10,077,460
	City of Tucson (Street and Highway Projects), Series A, 5.00% due 7/1/2022	2,135,000	2,324,353
[a]	Maricopa County (Banner Health Obligated Group) IDA, Series B, 0.51% (MUNIPSA + 0.38%) due 1/1/2035 (put 10/18/2022)	8,785,000	8,940,108
	Northern Arizona University (Insured: BAM), Series B, 5.00% due 6/1/2025 - 6/1/2030	1,580,000	1,995,247
	Pima County (Ina & Roger Road Wastewater Reclamation Facilities),
	Series A,
	3.00% due 7/1/2021 - 7/1/2022	2,525,000	2,627,678
	5.00% due 7/1/2020 - 7/1/2022	1,400,000	1,465,241
	Pima County (Sewer System & Fleet Services Facilities Expansion) COP, Series A, 5.00% due 12/1/2020 - 12/1/2022	3,260,000	3,494,402
	Pinal County (Detention and Training Facilities), Series A, 5.00% due 8/1/2021 - 8/1/2025	5,075,000	5,720,751
	Pinal County (Hunt Highway (Phases III-V), Ironwood Drive, Public Safety Radio & Court Buildings), 5.00% due 8/1/2025	3,000,000	3,494,610
	Pinal County (Tucson Electric Power Co.) IDA, 4.00% due 9/1/2029	3,320,000	3,440,483
	Salt River Project Agricultural Improvement and Power District (Salt River Electric System), 5.00% due 1/1/2026 - 1/1/2029	8,405,000	10,775,645
	State of Arizona COP, Series A, 5.00% due 10/1/2025	3,375,000	4,089,791
	State of Arizona Department of Administration (State Lottery; Insured: AGM), Series A, 5.00% due 7/1/2020	8,705,000	8,705,958
	Arkansas — 0.0%
	Board of Trustees of the University of Arkansas (Fayetteville Campus Athletic Facilities), Series A, 3.00% due 11/1/2023	615,000	667,472
	California — 5.3%
	Alameda County Joint Powers Authority (Alameda County Medical Center Highland Hospital), Series A, 5.00% due 12/1/2021 - 12/1/2023	6,200,000	6,994,744
	Anaheim Public Financing Authority (Public Improvements; Insured: AGM), Series C, Zero Coupon due 9/1/2022	3,250,000	3,209,863
[a]	Bay Area Toll Authority (San Francisco Bay Area Toll Bridge), Series E, 2.00% due 4/1/2034 (put 4/1/2021)	3,660,000	3,675,701
	Cabrillo (Educational Facilities; Insured: AMBAC) USD GO, Series A, Zero Coupon due 8/1/2021	1,000,000	995,980
	California (Community Developmental Disabilities Program; Insured: California Mtg Insurance) HFFA, 5.75% due 2/1/2021	1,695,000	1,746,748
	California (Dignity Health) HFFA,
	Series A,
	5.00% due 3/1/2021	3,450,000	3,533,662
	5.25% due 3/1/2022	7,020,000	7,200,625
[a]	California (St. Joseph Health System) HFFA, Series D, 5.00% due 7/1/2043 (put 10/15/2020)	5,000,000	5,060,500
	California Educational Facilities Authority (Chapman University), 5.00% due 4/1/2021	4,870,000	5,008,649
[a]	California Infrastructure and Economic Development Bank (Los Angeles County Museum of Art), Series A, 0.776% (LIBOR 1 Month + 0.65%) due 12/1/2050 (put 2/1/2021)	5,000,000	4,988,075
	California State Public Works Board (California School for the Deaf Riverside Campus), Series H, 5.00% due 4/1/2021	890,000	921,043

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	June 30, 2020 (Unaudited)

	Issuer-Description	PRINCIPAL AMOUNT	VALUE
	California State Public Works Board (California State University), Series A, 5.00% due 10/1/2020	$ 1,000,000	$ 1,011,340
	California State Public Works Board (Coalinga State Hospital), Series H, 5.00% due 6/1/2021 - 6/1/2022	16,555,000	17,782,322
	California State Public Works Board (Laboratory Facility and San Diego Courthouse), Series I, 5.00% due 11/1/2021 - 11/1/2022	10,825,000	11,927,975
	California State Public Works Board (Various Capital Projects),
	Series A, 5.00% due 10/1/2021	1,000,000	1,056,930
	Series G, 5.00% due 11/1/2020 - 11/1/2021	3,250,000	3,378,913
	Castaic Lake Water Agency (Water System Improvement; Insured: AMBAC) COP, Zero Coupon due 8/1/2023	10,125,000	10,034,685
	Chino Basin Regional Financing Authority, Series A, 5.00% due 6/1/2021	2,500,000	2,609,100
	County of Los Angeles Redevelopment Refunding Authority (Bunker Hill Project), Series C, 5.00% due 12/1/2020 - 12/1/2024	33,865,000	37,699,075
	Escondido Union High School District (Insured: Natl-Re) GO, Zero Coupon due 11/1/2020	2,655,000	2,651,097
	Los Angeles (Educational Facilities and Information Technology Infrastructure) USD GO,
	Series A, 5.00% due 7/1/2023	8,950,000	10,174,270
	Series B, 5.00% due 7/1/2023	11,950,000	13,584,640
	Series D, 5.00% due 7/1/2022 - 7/1/2024	22,900,000	25,923,772
	Los Angeles USD GO, Series A, 5.00% due 7/1/2024	1,500,000	1,772,130
	Needles (Insured: Natl-Re) USD GO, Series B, Zero Coupon due 8/1/2023	1,005,000	965,755
	North City West School Facilities Financing Authority (Carmel Valley Educational Facilities; Insured: AGM), Series A, 5.00% due 9/1/2023	4,545,000	4,999,909
[a]	Northern California Energy Authority (Commodity Supply Revenue), Series A, 4.00% due 7/1/2049 (put 7/1/2024)	35,000,000	38,234,700
	Palomar Community College District GO, Series B, Zero Coupon due 8/1/2021	2,560,000	2,550,682
	Rocklin (Insured: Natl-Re) USD GO, Zero Coupon due 8/1/2022	3,910,000	3,864,292
	Sacramento City (Educational Facilities Improvements) USD GO, 5.00% due 7/1/2021	3,265,000	3,405,689
	Sacramento City Financing Authority (Merged Downtown & Oak Park; Insured: Natl-Re), Series A, Zero Coupon due 12/1/2021	1,600,000	1,578,032
	San Diego (Educational System Capital Projects; Insured: Natl-Re) USD GO, Series D-1, 5.50% due 7/1/2020	10,000,000	10,001,400
	San Diego Convention Center Expansion Financing Authority, Series A, 5.00% due 4/15/2021 - 4/15/2022	11,000,000	11,645,380
	Santa Fe Springs Community Development Commission (Consolidated Redevelopment Project; Insured: Natl-Re), Series A, Zero Coupon due 9/1/2024	7,000,000	6,731,830
	State of California (Various Purposes) GO, 5.00% due 9/1/2020 - 9/1/2021	16,000,000	16,368,390
	West Contra Costa (Educational Facilities; Insured: AGC) USD GO, Series C-1, Zero Coupon due 8/1/2022	4,000,000	3,944,600
	West Covina Redevelopment Agency (Fashion Plaza), 6.00% due 9/1/2022	4,070,000	4,175,861
	Colorado — 1.4%
	City & County of Denver (Buell Theatre Property) COP, 5.00% due 12/1/2020 - 12/1/2023	8,610,000	9,082,766
	City & County of Denver (SPA JP Morgan Chase Bank, N.A) COP,
[a]	Series A2, 0.12% due 12/1/2029 (put 7/1/2020)	660,000	660,000
[a]	Series A3, 0.12% due 12/1/2031 (put 7/1/2020)	4,765,000	4,765,000
	City & County of Denver School District No. 1 (Eastbridge Elementary and Conservatory Green K-8 Schools) COP,
	Series C,
	4.00% due 12/15/2020	600,000	609,894
	5.00% due 12/15/2021 - 12/15/2023	3,210,000	3,572,196
	City of Aurora COP, 5.00% due 12/1/2027 - 12/1/2029	7,155,000	9,346,367
[a]	Colorado (Adventist Health System/Sunbelt Obligated Group) HFA, 5.00% due 11/15/2049 (put 11/19/2026)	11,100,000	13,576,077
	Colorado (Northern Colorado Medical Center) HFA, ETM, 5.00% due 5/15/2025 - 5/15/2026	1,305,000	1,607,103
	Colorado (Sanford Obligated Group) HFA, Series A, 5.00% due 11/1/2026	2,315,000	2,781,866
	Colorado Educational & Cultural Facilities Authority (National Conference of State Legislatures) ETM, 5.00% due 6/1/2021	1,000,000	1,041,090
	County of Larimer (Jail Facilities Project) COP, 5.00% due 12/1/2028 - 12/1/2029	3,025,000	4,065,189
	El Paso County (Judicial Complex; Insured: AGM) COP, 5.00% due 12/1/2022 - 12/1/2028	2,500,000	3,117,047
	El Paso County (Pikes Peak Regional Development Center) COP,
	4.00% due 12/1/2021	1,000,000	1,049,510
	5.00% due 12/1/2023	1,330,000	1,526,601
	El Paso County Falcon School District No. 49 COP, 5.00% due 12/15/2020 - 12/15/2024	1,950,000	2,235,605
	Interlocken Metropolitan District (Insured: AGM) GO,
	Series A-1, 5.00% due 12/1/2024 - 12/1/2026	2,375,000	2,869,910
	Series A-2, 5.00% due 12/1/2027	365,000	466,590
	Regional Transportation District (North Metro Rail Line) COP, Series A, 5.00% due 6/1/2023 - 6/1/2024	8,000,000	9,025,960
	State of Colorado COP, Series A, 5.00% due 9/1/2024 - 9/1/2028	4,610,000	5,689,021
	Connecticut — 1.8%
	City of Hartford (Various Public Improvements; Insured: AGM) GO,
	Series A, 5.00% due 7/1/2024 - 7/1/2025	1,820,000	2,112,661
	Series B, 5.00% due 10/1/2022	1,765,000	1,918,555
	State of Connecticut (Educational Facilities) GO,
	Series B, 5.00% due 6/15/2024 - 6/15/2025	30,400,000	35,517,372
	Series E, 5.00% due 9/1/2023	5,550,000	6,261,843
	State of Connecticut (Various Capital Projects) GO,
	Series B, 5.00% due 5/15/2027	16,615,000	20,144,026
	Series E, 5.00% due 8/15/2024	1,845,000	2,075,570
	State of Connecticut GO,
	Series B, 5.00% due 2/15/2024	7,000,000	8,013,040

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	June 30, 2020 (Unaudited)

	Issuer-Description	PRINCIPAL AMOUNT	VALUE
	Series C, 5.00% due 6/15/2022 - 6/15/2028	$12,540,000	$ 15,369,231
	Series E, 5.00% due 9/15/2028	2,560,000	3,272,166
	State of Connecticut Special Tax Revenue, Series B, 5.00% due 10/1/2021	2,200,000	2,324,696
	State of Connecticut, Special Tax Revenue (Transportation Infrastructure Purposes), Series A, 5.00% due 8/1/2026	1,200,000	1,438,236
	Delaware — 0.0%
	Delaware Transportation Authority (Transportation System), 5.00% due 7/1/2020 - 7/1/2022	1,940,000	2,061,908
	District of Columbia — 0.1%
	Washington Metropolitan Area Transit Authority, 5.00% due 7/1/2020 - 7/1/2028	6,705,000	7,735,011
	Florida — 7.5%
	Alachua County School Board (Educational Facilities) COP, 5.00% due 7/1/2022 - 7/1/2023	3,850,000	4,272,585
	Broward County (Airport, Marina & Port Improvements),
	Series Q-1,
	4.00% due 10/1/2020	1,660,000	1,673,894
	5.00% due 10/1/2020	2,000,000	2,021,680
	Broward County School Board (Educational Facilities) COP,
	Series A, 5.00% due 7/1/2021 - 7/1/2027	22,880,000	25,972,042
	Series B, 5.00% due 7/1/2023 - 7/1/2025	9,000,000	10,594,630
	Series C, 5.00% due 7/1/2025 - 7/1/2026	12,830,000	15,657,142
	Broward County School Board COP,
	Series A, 5.00% due 7/1/2028	8,590,000	11,032,309
	Series B, 5.00% due 7/1/2029	8,920,000	11,611,253
	Central Florida Expressway Authority, 5.00% due 7/1/2022 - 7/1/2026	4,100,000	4,673,768
	City of Cape Coral (Water and Sewer System Improvements), 5.00% due 10/1/2022 - 10/1/2026	5,435,000	6,736,339
	City of Jacksonville, Series C, 5.00% due 10/1/2023	1,105,000	1,258,805
	City of Lakeland (Energy System; Insured: AGM), 5.00% due 10/1/2020	1,695,000	1,715,950
	City of Lakeland (Lakeland Regional Health Systems), 5.00% due 11/15/2026	1,925,000	2,227,495
	City of Miami (Stormwater Management Utility System), 5.00% due 9/1/2026 - 9/1/2028	2,675,000	3,379,253
	City of North Miami Beach (North Miami Beach Water Project), 5.00% due 8/1/2020 - 8/1/2021	1,780,000	1,834,936
	City of Orlando (Senior Tourist Development; Insured: AGM), 5.00% due 11/1/2023 - 11/1/2027	3,545,000	4,152,898
	Florida Higher Educational Facilities Financing Authority (University of Tampa) ETM, Series A, 5.00% due 4/1/2022	620,000	670,313
	Florida State Board of Governors (University System Capital Improvements), Series A, 4.00% due 7/1/2020 - 7/1/2022	12,655,000	13,124,576
	Fort Myers Utility System Revenue,
	5.00% due 10/1/2023	990,000	1,045,579
	5.00% due 10/1/2023 (pre-refunded 10/1/2021)	2,370,000	2,510,328
[a]	Gainesville Utilities System Revenue (SPA Barclays Bank plc), Series C, 0.12% due 10/1/2026 (put 7/1/2020)	3,090,000	3,090,000
[a]	Gainesville Utilities System Revenue (SPA Barclays Bank plc) , Series A, 0.14% due 10/1/2026 (put 7/1/2020)	2,985,000	2,985,000
	Hillsborough County (Court Facilities), Series B, 5.00% due 11/1/2020 - 11/1/2021	9,525,000	9,863,642
	Hillsborough County (Jail and Storm Water Projects), Series A, 5.00% due 11/1/2021 - 11/1/2022	5,305,000	5,761,018
	Hillsborough County School Board (Master Lease Program) COP, 5.00% due 7/1/2027 - 7/1/2029	15,410,000	19,588,879
	JEA Electric System, Series A, 5.00% due 10/1/2024 (pre-refunded 10/1/2023)	1,200,000	1,382,172
	JEA Electric System ETM, Series A, 5.00% due 10/1/2023	1,395,000	1,598,000
[a]	JEA Water & Sewer System Revenue (SPA U.S. Bank, N.A.), Series A-1, 0.13% due 10/1/2038 (put 7/1/2020)	12,130,000	12,130,000
	Lee County School Board (School Facilities Improvements) COP, 5.00% due 8/1/2023 - 8/1/2024	3,000,000	3,494,380
	Manatee County (County Capital Projects), 5.00% due 10/1/2021	2,775,000	2,939,252
[a]	Manatee County (Florida Power & Light Co.), 0.13% due 9/1/2024 (put 7/1/2020)	4,200,000	4,200,000
	Manatee County (Public Utilities Improvements), 5.00% due 10/1/2024 - 10/1/2025	970,000	1,156,655
	Manatee County School District (School Facilities Improvements; Insured: AGM), 5.00% due 10/1/2025 - 10/1/2027	2,900,000	3,548,072
	Marion County School Board (Insured: BAM) COP, Series B, 5.00% due 6/1/2021 - 6/1/2024	5,570,000	6,181,521
	Miami Beach GO,
	4.00% due 9/1/2021	1,015,000	1,059,284
	5.00% due 9/1/2020 - 9/1/2022	4,720,000	4,804,083
[a]	Miami-Dade County (Florida Power & Light Co.) IDA, 0.14% due 6/1/2021 (put 7/1/2020)	41,100,000	41,100,000
	Miami-Dade County (Miami International Airport), Series B, 5.00% due 10/1/2025	2,500,000	2,859,550
	Miami-Dade County (Transit System), 5.00% due 7/1/2023 - 7/1/2025	10,215,000	11,844,483
[a]	Miami-Dade County (Waste Management, Inc.) IDA, 1.50% due 9/1/2027 (put 11/2/2020)	3,000,000	3,005,640
	Miami-Dade County Expressway Authority (Toll System), Series B, 5.00% due 7/1/2024 - 7/1/2025	4,000,000	4,540,920
	Miami-Dade County School Board (Educational Facilities Improvements) COP,
	Series A,
	5.00% due 5/1/2022 - 5/1/2024	15,535,000	17,651,291
[a]	5.00% due 5/1/2031 (put 5/1/2024)	2,550,000	2,972,586
	Series C, 5.00% due 5/1/2025	15,000,000	18,042,600
	Orange County (Orlando Health, Inc.; Insured: Natl-Re) HFA ETM, Series C, 6.25% due 10/1/2021	820,000	855,678
	Orange County School Board (Educational Facilities) COP, Series D, 5.00% due 8/1/2020 - 8/1/2025	9,795,000	10,817,428
	Palm Beach County (Baptist Health South Florida Obligated Group) HFA, 5.00% due 8/15/2024 - 8/15/2027	1,360,000	1,609,124

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	June 30, 2020 (Unaudited)

	Issuer-Description	PRINCIPAL AMOUNT	VALUE
	Palm Beach County (Boca Raton Regional Hospital) HFA, ETM, 5.00% due 12/1/2020	$ 600,000	$ 611,646
	Palm Beach County School Board (Educational Facilities) COP,
	Series B, 5.00% due 8/1/2022 - 8/1/2024	10,095,000	11,625,253
	Series C,
	4.00% due 8/1/2021	3,835,000	3,982,571
	5.00% due 8/1/2020 - 8/1/2022	2,750,000	2,910,068
	Palm Beach County School District COP, Series C, 5.00% due 8/1/2021 - 8/1/2026	10,130,000	11,681,634
	Polk County (Water and Wastewater Utility Systems), 5.00% due 10/1/2023	1,420,000	1,569,171
	Polk County (Water and Wastewater Utility Systems; Insured: AGM),
	3.00% due 10/1/2021	3,125,000	3,232,125
	4.00% due 10/1/2020	3,100,000	3,128,861
	Reedy Creek Improvement District (Buena Vista Drive Corridor Improvements) GO, Series A, 5.00% due 6/1/2023	1,940,000	2,193,616
	Reedy Creek Improvement District (Walt Disney World Resort Complex Utility Systems), Series 1, 5.00% due 10/1/2021 - 10/1/2023	2,575,000	2,759,280
	Reedy Creek Improvement District (Walt Disney World Resort Complex Utility Systems) GO, Series A, 5.00% due 6/1/2021 - 6/1/2025	4,210,000	4,900,180
	South Florida Water Management District (Everglades Restoration Plan) COP, 5.00% due 10/1/2020 - 10/1/2022	5,530,000	5,854,033
	St. Johns County School Board COP, Series A, 5.00% due 7/1/2023 - 7/1/2029	8,015,000	10,004,574
	State of Florida GO, 4.00% due 7/1/2030	6,460,000	6,690,234
	Sunshine State Governmental Financing Commission (Miami-Dade County Program), Series B-1, 5.00% due 9/1/2021 - 9/1/2024	7,275,000	8,031,434
	Sunshine State Governmental Financing Commission (Miami-Dade County Program; Insured: AGM), Series A, 5.00% due 9/1/2021	5,000,000	5,252,450
	Volusia County Educational Facilities Authority (Embry-Riddle Aeronautical University, Inc.), Series B, 5.00% due 10/15/2023 - 10/15/2025	1,750,000	1,963,377
	Volusia County School Board (University High School, River Springs Middle School) COP, Series B, 5.00% due 8/1/2024	1,000,000	1,168,810
	Georgia — 1.4%
	Athens-Clarke County Unified Government Development Authority (UGAREF Central Precinct, LLC), 5.00% due 6/15/2022 - 6/15/2023	1,270,000	1,406,529
	City of Atlanta (Airport Passenger Facility),
	5.00% due 1/1/2024 - 1/1/2025	3,850,000	4,383,231
	Series B, 5.00% due 1/1/2023 - 1/1/2025	2,645,000	2,979,501
	City of Atlanta (Atlantic Station Project), 5.00% due 12/1/2020 - 12/1/2024	4,290,000	4,733,535
	City of Atlanta (BeltLine Project), Series A, 5.00% due 1/1/2021	175,000	175,562
	City of Atlanta (Hartsfield-Jackson Atlanta International Airport), Series C, 5.50% due 1/1/2021	3,525,000	3,609,318
	City of Atlanta (Water & Wastewater System), 5.00% due 11/1/2021 - 11/1/2025	6,630,000	7,483,260
	Development Authority of Fulton County (Georgia Tech Athletic Assoc.), 5.00% due 10/1/2022	130,000	141,753
	Development Authority of Fulton County (Georgia Tech Athletic Assoc.) ETM, 5.00% due 10/1/2022	4,420,000	4,883,525
	Main Street Natural Gas, Inc., Series A, 5.00% due 5/15/2023 - 5/15/2029	14,265,000	17,177,862
	Municipal Electric Authority of Georgia, Series A, 5.00% due 1/1/2026 - 1/1/2030	6,300,000	7,630,100
[a]	Private Colleges & Universities Authority (Emory University), Series B, 0.55% (MUNIPSA + 0.42%) due 10/1/2039 (put 8/16/2022)	18,400,000	18,201,740
	Savannah (International Paper Co.) EDA, 1.90% due 8/1/2024	4,000,000	4,106,880
	Guam — 0.5%
	Government of Guam (Various Capital Projects), Series D, 5.00% due 11/15/2020 - 11/15/2024	11,170,000	11,814,564
	Guam Government, Series A, 5.00% due 1/1/2025	305,000	314,571
	Guam Government Waterworks Authority (Water & Wastewater System Improvements),
	5.25% due 7/1/2020 - 7/1/2022	1,350,000	1,426,029
[b]	5.25% due 7/1/2023	645,000	713,970
	Guam Power Authority (Electric Power System), Series A, 5.00% due 10/1/2023 - 10/1/2026	4,330,000	4,780,702
	Guam Power Authority (Electric Power System; Insured: AGM), Series A, 5.00% due 10/1/2020 - 10/1/2022	7,840,000	8,379,910
	Hawaii — 0.9%
	City and County of Honolulu (Capital Improvements) GO,
	Series A, 5.00% due 11/1/2020	8,265,000	8,393,686
	Series B, 5.00% due 11/1/2021 - 11/1/2022	9,465,000	10,357,865
	City and County of Honolulu (Capital Improvements) GO ETM, Series A, 5.00% due 11/1/2022	1,750,000	1,941,205
	County of Hawaii (Capital Improvements) GO,
	Series A, 5.00% due 9/1/2023	800,000	916,328
	Series B, 5.00% due 9/1/2023	1,500,000	1,718,115
	Series C, 5.00% due 9/1/2021 - 9/1/2026	5,250,000	5,964,315
	Series D, 5.00% due 9/1/2023 - 9/1/2026	3,085,000	3,732,395
	Series E, 5.00% due 9/1/2021 - 9/1/2026	4,665,000	5,149,797
	Honolulu City & County Board of Water Supply, Series A, 5.00% due 7/1/2024	1,000,000	1,090,110
	State of Hawaii (Hawaiian Home Lands Settlement) GO,
	Series DZ,
	5.00% due 12/1/2022 (pre-refunded 12/1/2021)	3,060,000	3,263,949
[b]	5.00% due 12/1/2022 (pre-refunded 12/1/2021)	940,000	1,002,660
	Series EA, 5.00% due 12/1/2020 - 12/1/2021	5,500,000	5,747,105
	Idaho — 0.3%
	Idaho (Trinity Health Credit Group) HFA, Series D, 5.00% due 12/1/2022 - 12/1/2024	4,200,000	4,783,856
[a]	Regents of the University of Idaho, 5.25% due 4/1/2041 (put 4/1/2021)	11,975,000	12,413,405

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	June 30, 2020 (Unaudited)

	Issuer-Description	PRINCIPAL AMOUNT	VALUE
	Illinois — 6.9%
	Board of Education of the City of Chicago (Educational Facilities; Insured: BHAC-CR FGIC) GO, Series B-1, Zero Coupon due 12/1/2020	$12,000,000	$ 11,897,280
	Chicago Midway International Airport, Series B, 5.00% due 1/1/2022 - 1/1/2024	3,700,000	4,055,617
	Chicago O’Hare International Airport (2015 Airport Projects), Series B, 5.00% due 1/1/2021	3,000,000	3,059,970
	Chicago O’Hare International Airport (2016 Airport Projects), Series C, 5.00% due 1/1/2027	1,750,000	2,081,187
	Chicago O’Hare International Airport (Capital Development Programs), Series B, 5.00% due 1/1/2022 (pre-refunded 1/1/2021)	5,835,000	5,971,072
	Chicago Park District (Capital Improvement Plan) GO,
	Series A, 5.00% due 1/1/2024 - 1/1/2025	1,915,000	2,141,700
	Series B, 5.00% due 1/1/2021 - 1/1/2024	7,270,000	7,665,726
	Series C, 5.00% due 1/1/2022 - 1/1/2023	5,155,000	5,507,664
	Series D, 5.00% due 1/1/2023 - 1/1/2024	3,435,000	3,762,745
	Chicago Park District GO, Series D, 5.00% due 1/1/2021 - 1/1/2024	2,850,000	2,996,196
	Chicago School Reform Board of Trustees of the Board of Education (School District Capital Improvement Program; Insured: Natl-Re) GO, Series A, 5.25% due 12/1/2021	1,500,000	1,564,860
	City of Chicago (Chicago Midway Airport), Series B, 5.00% due 1/1/2023 - 1/1/2024	22,275,000	24,372,686
	City of Chicago (Riverwalk Expansion Project; Insured: AGM), 5.00% due 1/1/2021 - 1/1/2023	2,410,000	2,427,018
	City of Chicago (Wastewater Transmission System), Series C, 5.00% due 1/1/2021 - 1/1/2025	16,750,000	18,347,185
	City of Chicago (Water System),
	Series 2017-2, 5.00% due 11/1/2020 - 11/1/2024	4,150,000	4,381,657
	Series A, 5.00% due 11/1/2027	6,250,000	7,217,125
	Series A-1, 5.00% due 11/1/2024	4,000,000	4,467,080
	City of Chicago (Water System; Insured: AGM), Series 2017-2, 5.00% due 11/1/2028	2,000,000	2,389,780
	City of Mount Vernon (Various Municipal Capital Improvements; Insured: AGM) GO, 4.00% due 12/15/2020 - 12/15/2021	2,425,000	2,462,619
	City of Waukegan (Lakehurst Redevelopment Project; Insured: AGM) GO, Series A, 5.00% due 12/30/2020 - 12/30/2022	4,100,000	4,348,145
	Community College District No. 503 (Black Hawk College; Insured: AGM) GO, 5.00% due 12/1/2021 - 12/1/2024	10,935,000	12,212,092
	Community College District No. 516 (Waubonsee Community College) GO,
	Series A,
	4.50% due 12/15/2020	1,325,000	1,349,526
	5.00% due 12/15/2021	6,175,000	6,582,118
	Community Unit School District No. 302 (Kane & DeKalb County Educational Facilities; Insured: Natl-Re) GO, Zero Coupon due 2/1/2021	3,165,000	3,145,092
	Community Unit School District No. 5 (Insured: BAM) GO, 5.00% due 4/15/2024 - 4/15/2026	1,650,000	1,925,012
	Cook County Community College District No. 508 (City Colleges of Chicago) GO,
	5.00% due 12/1/2020 - 12/1/2024	8,020,000	8,326,539
	5.25% due 12/1/2025 - 12/1/2026	3,365,000	3,555,281
	Cook County School District No.170 (Insured: AGM) GO, Series D, 5.00% due 12/1/2024	1,190,000	1,383,101
	County of Cook (Capital Improvement Plan) GO,
	Series A, 5.00% due 11/15/2021	5,000,000	5,186,950
	Series C,
	4.00% due 11/15/2020 - 11/15/2022	3,925,000	4,019,234
	5.00% due 11/15/2020 - 11/15/2022	5,605,000	5,798,876
	County of Cook Sales Tax Revenue, 5.00% due 11/15/2028	2,250,000	2,712,307
	Forest Preserve District of Cook County GO, Series A, 5.00% due 11/15/2021	1,500,000	1,591,545
	Forest Preserve District of DuPage County GO, 5.00% due 11/1/2020 - 11/1/2024	9,455,000	10,896,977
	Illinois Finance Authority (Advocate Health Care), 5.00% due 8/1/2023 - 8/1/2024	1,365,000	1,548,883
	Illinois Finance Authority (NorthShore University HealthSystem Obligated Group), Series A, 5.00% due 8/15/2023 - 8/15/2030	4,450,000	5,445,604
	Illinois Finance Authority (Northwestern Memorial Healthcare Obligated Group; SPA JP Morgan Chase Bank, N.A.),
[a]	Series A-1, 0.12% due 8/15/2042 (put 7/1/2020)	1,000,000	1,000,000
[a]	Series A-3, 0.12% due 8/15/2042 (put 7/1/2020)	8,560,000	8,560,000
[a]	Illinois Finance Authority (Northwestern Memorial Healthcare Obligated Group; SPA U.S. Bank, N.A.), Series A-2, 0.13% due 8/15/2042 (put 7/1/2020)	8,090,000	8,090,000
[a]	Illinois Finance Authority (Peoples Gas Light & Coke Co.), Series B, 1.875% due 2/1/2033 (put 8/1/2020)	2,000,000	2,002,120
	Illinois Finance Authority (Rush University Medical Center), Series A, 5.00% due 11/15/2020 - 11/15/2025	3,095,000	3,511,861
	Illinois Finance Authority (Trinity Health), Series L, 4.00% due 12/1/2021	1,265,000	1,315,398
[a]	Illinois Finance Authority (University of Chicago Medical Center Obligated Group; LOC Wells Fargo Bank, N.A.), Series E-1, 0.13% due 8/1/2043 (put 7/1/2020)	500,000	500,000
	Illinois State Toll Highway Authority,
	5.00% due 1/1/2025	2,000,000	2,347,180
	Series D, 5.00% due 1/1/2023 - 1/1/2024	10,500,000	11,835,250
	Kane McHenry Cook & DeKalb Counties Unit School District No. 300 (Insured: AMBAC) GO, Zero Coupon due 12/1/2021	1,235,000	1,224,885
	Kane McHenry Cook & DeKalb Counties Unit School District No. 300 (Insured: AMBAC) GO ETM, Zero Coupon due 12/1/2021	765,000	760,395
	Kane McHenry Cook & DeKalb Counties Unit School District No. 300 GO, 5.00% due 1/1/2024	7,150,000	8,230,722
	Knox & Warren Counties Community Unit School District No 205 Galesburg GO,
	Series B,
	4.00% due 12/1/2020 - 12/1/2023	3,610,000	3,887,267
[b]	4.00% due 12/1/2024	1,240,000	1,412,682

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	June 30, 2020 (Unaudited)

	Issuer-Description	PRINCIPAL AMOUNT	VALUE
	5.00% due 12/1/2025 - 12/1/2029	$ 7,400,000	$ 9,318,560
	McHenry County Conservation District GO, 5.00% due 2/1/2021 - 2/1/2025	4,325,000	4,773,428
	Metropolitan Pier & Exposition Authority (McCormick Place Expansion) (State Aid Withholding), Series B, 5.00% due 12/15/2020	4,000,000	4,041,840
	Metropolitan Water Reclamation District of Greater Chicago (Green Bond), GO, Series E, 5.00% due 12/1/2025	1,000,000	1,209,010
	Peoria Metropolitan Airport Authority GO, Series D, 5.00% due 12/1/2027	1,000,000	1,241,420
	Sales Tax Securitization Corp.,
	5.00% due 1/1/2028	3,655,000	4,365,422
	Series A, 5.00% due 1/1/2029	2,790,000	3,319,123
	State of Illinois, Series B, 5.00% due 6/15/2026 - 6/15/2029	20,000,000	22,893,100
	State of Illinois (Insured: BAM-Natl-Re), Series 1, 6.00% due 6/15/2026	235,000	285,217
	State of Illinois (State Facilities Improvements) GO,
	5.00% due 7/1/2021	1,735,000	1,774,350
	Series D, 5.00% due 11/1/2024	3,650,000	3,909,369
	State of Illinois GO,
	5.50% due 5/1/2024 - 5/1/2030	2,350,000	2,587,215
	Series A, 5.00% due 12/1/2021	4,500,000	4,641,480
	Series D, 5.00% due 11/1/2021 - 11/1/2028	38,740,000	41,800,100
	Town of Cicero Cook County (Cicero and Laramie Development Areas; Insured: AGM) GO, Series A, 5.00% due 1/1/2021	1,250,000	1,275,800
	Village of Tinley Park GO, 4.00% due 12/1/2022	625,000	674,819
	Will & Kendall Counties Plainfield Community Consolidated School District 202 (Capital Improvements; Insured: BAM) GO, Series A, 5.00% due 1/1/2023 - 1/1/2025	21,125,000	24,180,155
	Indiana — 2.2%
	Avon Community School Building Corp (Educational Facilities; Insured: State Intercept), 5.00% due 7/15/2021 - 7/15/2027	6,730,000	7,666,717
	City of Carmel Redevelopment Authority (Road and Intersection Improvements), 5.00% due 8/1/2021 - 8/1/2022	4,915,000	5,214,180
	City of Carmel Redevelopment District (CFP Energy Center, LLC Installment Purchase Agreement) COP, Series C, 5.75% due 7/15/2022 (pre-refunded 1/15/2021)	1,105,000	1,131,564
	Duneland School Building Corp. (State Aid Withholding), Zero Coupon due 8/1/2020 - 8/1/2021	9,510,000	9,484,455
	Hamilton Southeastern Consolidated School Building Corp. (Educational Facilities; Insured: State Intercept), Series D, 5.00% due 7/15/2021 - 1/15/2024	3,210,000	3,492,951
	Indiana Bond Bank (Columbus Learning Center), 5.00% due 8/1/2021	1,300,000	1,348,854
	Indiana Finance Authority (Community Health Network), Series A, 5.00% due 5/1/2021 - 5/1/2022	3,480,000	3,644,852
	Indiana Finance Authority (CWA Authority, Inc. Wastewater System Project), Series A, 5.00% due 10/1/2021 - 10/1/2024	2,000,000	2,262,915
[a]	Indiana Finance Authority (Franciscan Alliance, Inc. Obligated Group; LOC: Barclays Bank plc), Series J, 0.14% due 11/1/2037 (put 7/1/2020)	11,000,000	11,000,000
	Indiana Finance Authority (Indiana University Health System),
	Series N,
	5.00% due 3/1/2021	9,880,000	10,158,221
	5.00% due 3/1/2022 (pre-refunded 3/1/2021)	3,240,000	3,342,222
	Indiana Finance Authority (Indiana University Health, Inc. Obligated Group),
[a]	Series L, 0.41% (MUNIPSA + 0.28%) due 12/1/2046 (put 7/2/2021)	8,700,000	8,745,901
[a]	Series M, 0.41% (MUNIPSA + 0.28%) due 12/1/2046 (put 7/2/2021)	6,000,000	6,031,656
	Indiana Finance Authority (Marian University Health Sciences) ETM, 5.00% due 9/15/2020 - 9/15/2021	4,565,000	4,707,057
[a]	Indiana Finance Authority (Marion County Capital Improvement Board; SPA U.S. Bank, N.A.), Series A-3, 0.13% due 2/1/2037 (put 7/1/2020)	25,165,000	25,165,000
[a]	Indiana Finance Authority (Marion County Capital Improvement Board; SPA Wells Fargo Bank, N.A.), Series A-2, 0.14% due 2/1/2037 (put 7/1/2020)	2,340,000	2,340,000
	Indiana Finance Authority (Parkview Health System), 5.00% due 5/1/2022	1,135,000	1,222,543
	Indiana Municipal Power Agency (Power Supply System), Series A, 5.00% due 1/1/2026 - 1/1/2028	4,235,000	5,290,882
	Lake Central Multi-District School Building Corp. (Educational Facilities) (State Aid Withholding),
	Series B,
	4.00% due 1/15/2021 - 1/15/2022	2,705,000	2,809,847
	5.00% due 7/15/2020 - 7/15/2022	3,420,000	3,574,807
	Perry Township Multischool Building Corp. (Educational Facilities) (State Aid Withholding), 5.00% due 7/10/2020 - 7/10/2021	3,090,000	3,136,727
	Iowa — 0.2%
	Des Moines Independent Community School District (School Infrastructure; Insured: AGM), 4.00% due 6/1/2021 - 6/1/2022	6,265,000	6,281,581
	Iowa Finance Authority (Genesis Health System), 5.00% due 7/1/2022 - 7/1/2024	6,085,000	6,740,339
	Kansas — 1.0%
	Kansas (National Bio and Agro-Defense Facility) DFA, Series G, 5.00% due 4/1/2021 - 4/1/2025	32,470,000	35,754,532
	Kansas (New Jobs Training; Insured: BAM) DFA, Series K, 5.00% due 12/1/2020	910,000	912,930
	Kansas DFA, Series SRF, 5.00% due 5/1/2026	765,000	955,584
	Seward County No. 480 USD GO, Series B, 5.00% due 9/1/2024 - 9/1/2027	6,120,000	7,419,949
	Unified Government of Wyandotte County/Kansas City (Utility Systems Improvement), Series A, 5.00% due 9/1/2022 - 9/1/2024	3,600,000	4,044,264
	Wyandotte County No. 500 (General Improvement) USD GO, Series A, 5.00% due 9/1/2025 - 9/1/2026	5,675,000	7,012,638
	Kentucky — 2.3%
	Kentucky Economic (Norton Healthcare, Inc.; Insured: Natl-Re) DFA, Series B, Zero Coupon due 10/1/2020 - 10/1/2023	16,680,000	16,358,091
[a]	Kentucky Public Energy Authority, Series A, 4.00% due 4/1/2048 (put 4/1/2024)	77,915,000	85,556,903
	Lexington-Fayette Urban County Government Public Facilities Corp. (Eastern State Hospital), Series A, 5.00% due 6/1/2022	6,165,000	6,416,470

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	June 30, 2020 (Unaudited)

	Issuer-Description	PRINCIPAL AMOUNT	VALUE
[a]	Louisville/Jefferson County Metropolitan Government (Louisville Gas & Electric Co.), 1.85% due 10/1/2033 (put 4/1/2021)	$ 6,500,000	$ 6,575,790
	Louisville/Jefferson County Metropolitan Government (Norton Healthcare, Inc.), 5.00% due 10/1/2026	3,000,000	3,603,270
	Turnpike Authority of Kentucky (Revitalization Projects), Series B, 5.00% due 7/1/2025 - 7/1/2026	5,615,000	6,530,346
	Louisiana — 3.0%
	City of Bossier (Public Improvements; Insured: AGM), Series ST-2010, 4.50% due 12/1/2021	2,240,000	2,364,902
	City of New Orleans (Public Improvements) GO, 5.00% due 12/1/2020 - 12/1/2021	2,515,000	2,616,591
	City of New Orleans (Public Improvements; Insured: AGM) GO, 5.00% due 12/1/2020 - 12/1/2021	8,950,000	9,375,989
	City of Shreveport (Water and Sewer System; Insured: BAM), Series A, 5.00% due 12/1/2020 - 12/1/2024	31,150,000	33,944,803
	East Baton Rouge Sewerage Commission (Wastewater System Improvements), Series B, 5.00% due 2/1/2023 - 2/1/2025	2,150,000	2,526,567
	Ernest N. Morial - New Orleans Exhibition Hall Authority (Convention Center), 5.00% due 7/15/2021 - 7/15/2023	2,780,000	2,990,142
	Jefferson Sales Tax District (Insured: AGM),
	Series A, 5.00% due 12/1/2023 - 12/1/2027	4,700,000	5,657,535
	Series B, 5.00% due 12/1/2027 - 12/1/2028	4,690,000	5,916,227
	Louisiana Energy & Power Authority (LEPA Unit No. 1 Power; Insured: AGM), Series A, 5.00% due 6/1/2022 - 6/1/2023	1,750,000	1,919,605
	Louisiana Energy & Power Authority (Rodemacher Unit No. 2 Power), 5.00% due 1/1/2021 - 1/1/2023	3,240,000	3,385,387
	Louisiana Local Govt Environmental Facilities & Community Development Authority (Bossier Parish Community College - Campus Facilities, Inc. Project), 5.00% due 12/1/2020	1,200,000	1,223,124
	Louisiana Local Govt Environmental Facilities & Community Development Authority (LCTCS Act 391 Project; Insured: BAM), 5.00% due 10/1/2022 - 10/1/2027	15,565,000	18,600,933
	Louisiana Local Govt Environmental Facilities & Community Development Authority (Louisiana Community & Technical College System), 5.00% due 10/1/2025 - 10/1/2027	2,960,000	3,675,687
	Louisiana Offshore Terminal Authority (Loop, INC),
[a]	Series A, 1.65% due 9/1/2033 (put 12/1/2023)	5,000,000	5,102,050
[a]	Series C, 1.65% due 9/1/2034 (put 12/1/2023)	5,000,000	5,102,000
[a]	Louisiana Offshore Terminal Authority (Loop, Inc.), 1.65% due 9/1/2027 (put 12/1/2023)	6,150,000	6,275,460
	Louisiana Public Facilities Authority (Hurricane Recovery Program), 5.00% due 6/1/2022 - 6/1/2023	7,945,000	8,794,492
	Louisiana State Office Facilities Corp. (State Capitol), Series A, 5.00% due 5/1/2021	4,595,000	4,610,531
	New Orleans Regional Transit Authority (Streetcar Rail Lines; Insured: AGM), 5.00% due 12/1/2021 - 12/1/2022	2,110,000	2,149,168
	Parish of LaFourche (Roads, Highways & Bridges), 5.00% due 1/1/2022 - 1/1/2023	930,000	1,011,121
	Parish of Orleans School District (Insured: AGM) GO, 5.00% due 9/1/2020	3,840,000	3,868,954
[a]	Parish of St. Charles (Valero Energy Corp. Refinery), 4.00% due 12/1/2040 (put 6/1/2022)	19,125,000	20,121,604
	Shreveport Water & Sewer Revenue (Insured: BAM), Series C, 5.00% due 12/1/2024 - 12/1/2026	2,420,000	2,898,890
	State of Louisiana GO, Series C, 5.00% due 8/1/2021	11,175,000	11,736,656
	Maine — 0.1%
	Maine Governmental Facilities Authority (Augusta & Machias Courthouses), Series A, 5.00% due 10/1/2020 - 10/1/2023	5,180,000	5,602,707
	Maryland — 0.8%
	Maryland (Public Health Laboratory) EDC,
	4.00% due 6/1/2022	8,245,000	8,528,381
	5.00% due 6/1/2021	8,725,000	9,105,584
	Maryland Health & Higher Educational Facilities Authority (UPMC Obligated Group), Series B, 5.00% due 4/15/2025 - 4/15/2030	7,005,000	8,620,943
	Montgomery County GO, Series C, 5.00% due 10/1/2025	1,000,000	1,228,370
	Prince County George’s GO, Series A, 5.00% due 9/15/2026	6,110,000	7,728,783
	State of Maryland GO, Series B, 5.00% due 8/1/2024	6,955,000	8,256,559
	Massachusetts — 1.1%
	Commonwealth of Massachusetts GO, Series G, 5.00% due 9/1/2029	5,000,000	6,745,800
	Massachusetts (Insured: BHAC-CR FGIC), 5.50% due 1/1/2029	8,300,000	10,746,093
	Massachusetts Development Finance Agency (Beth Israel Lahey Health Obligated Group), 5.00% due 7/1/2027 - 7/1/2028	2,000,000	2,443,300
	Massachusetts Development Finance Agency (CareGroup Healthcare System),
	Series H-1, 5.00% due 7/1/2020	5,000,000	5,000,500
	Series I, 5.00% due 7/1/2023 - 7/1/2026	11,020,000	12,709,263
	Massachusetts Development Finance Agency (CareGroup Obligated Group), Series I, 5.00% due 7/1/2027	450,000	533,876
	Massachusetts Development Finance Agency (Mount Auburn Hospital Health Records System), Series H-1, 5.00% due 7/1/2022 - 7/1/2025	15,415,000	17,351,055
	Massachusetts Development Finance Agency (Simmons College), Series J, 5.25% due 10/1/2023	595,000	650,591
[a]	Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue, 5.00% due 1/1/2039 (put 1/1/2023)	3,630,000	4,052,677
	Michigan — 2.2%
	Board of Governors of Wayne State University (Educational Facilities and Equipment), Series A, 5.00% due 11/15/2022 - 11/15/2025	1,870,000	2,164,696
	City of Detroit Sewage Disposal System Revenue (Great Lakes Water Authority Sewage Disposal System Revenue; Insured: AGM), Series A, 5.25% due 7/1/2020	2,000,000	2,000,260
	County of Genesee (Water Supply System; Insured: BAM) GO, 5.00% due 11/1/2022	600,000	662,136
	County of Livingston (Howell Public Schools; Insured: Q-SBLF) GO, 4.00% due 5/1/2021	1,000,000	1,029,760
	Livonia Public Schools School District (School Building & Site) GO, Series I, 5.00% due 5/1/2021	900,000	931,248
	Michigan Finance Authority ((McLaren Health Care Corp. Obligated Group), 5.00% due 2/15/2029	1,000,000	1,279,670
	Michigan Finance Authority (Beaumont Health Credit Group), 5.00% due 8/1/2023 - 8/1/2025	18,800,000	21,588,582
	Michigan Finance Authority (Henry Ford Health System), 5.00% due 11/15/2027	1,000,000	1,210,570

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	June 30, 2020 (Unaudited)

	Issuer-Description	PRINCIPAL AMOUNT	VALUE
	Michigan Finance Authority (LOC JPMorgan Chase Bank, N.A.) (State Aid Withholding), Series A-2, 2.00% due 8/20/2020	$ 3,800,000	$ 3,806,992
	Michigan Finance Authority (McLaren Health Care Corp. Obligated Group), 5.00% due 2/15/2028	1,000,000	1,256,140
	Michigan Finance Authority (Trinity Health Credit Group), 5.00% due 12/1/2022 - 12/1/2028	10,500,000	12,441,205
	Michigan Finance Authority (Ypsilanti Community Schools), 5.00% due 8/1/2020 - 8/1/2022	3,890,000	4,086,837
	Michigan Municipal Bond Authority (Clean Water Fund), 5.00% due 10/1/2020	35,000	35,126
	Michigan State Building Authority (Facilities Program), Series I, 5.00% due 4/15/2023 - 4/15/2026	1,750,000	2,058,065
[a]	Michigan State Hospital Finance Authority (Ascension Health), Series F-2, 1.90% due 11/15/2047 (put 4/1/2021)	5,615,000	5,671,992
	Michigan Strategic Fund (Detroit Edison Company; Insured: AMBAC), 7.00% due 5/1/2021	4,115,000	4,334,412
	Royal Oak Hospital Finance Authority (William Beaumont Hospital), 5.00% due 9/1/2020 - 9/1/2024	6,940,000	7,504,589
	School District of the City of Dearborn (Insured: Q-SBLF) (State Aid Withholding) GO, 4.00% due 5/1/2021 - 5/1/2023	1,730,000	1,834,924
	School District of the City of Detroit (Wayne County School Building & Site; Insured: Q-SBLF) GO, Series A, 5.00% due 5/1/2021 - 5/1/2022	7,000,000	7,376,110
	St. Johns Public Schools (Insured: Natl-Re/Q-SBLF) GO, 5.00% due 5/1/2021	330,000	342,514
	State Building Authority of the State of Michigan (Higher Education Facilities Program), Series I-A, 5.00% due 10/15/2020 - 10/15/2023	12,715,000	14,259,182
	Warren Consolidated School District (Insured: Q-SBLF) GO, 5.00% due 5/1/2021	1,000,000	1,035,160
	Wayne County Airport Authority (Detroit Metropolitan Airport),
	Series C, 5.50% due 12/1/2020	4,395,000	4,473,231
	Series D, 5.50% due 12/1/2020	3,115,000	3,170,447
	Wayne State University, Series A, 5.00% due 11/15/2023 - 11/15/2026	12,640,000	15,118,701
	Minnesota — 0.5%
	Le Sueur-Henderson No. 2397 (Minnesota School District Credit Enhancement Program) (State Aid Withholding) ISD GO, 3.00% due 4/1/2021	1,125,000	1,147,151
	Minneapolis MN/St Paul Housing & Redevelopment Authority (Allina Health Obligated Group; LOC JPMorgan Chase Bank, N.A.),
[a]	Series B-1, 0.14% due 11/15/2035 (put 7/1/2020)	5,900,000	5,900,000
[a]	Series B-2, 0.12% due 11/15/2035 (put 7/1/2020)	2,900,000	2,900,000
	Minnesota Higher Education Facilities Authority, 5.00% due 10/1/2029	300,000	392,937
	Minnesota Housing Finance Agency (Collateralized: GNMA, FNMA, FHLMC),
	Series F,
	1.90% due 1/1/2029	360,000	367,221
	1.95% due 7/1/2029	875,000	894,154
[a]	Minnesota Housing Finance Agency (Residential Single Family Development; Collateralized: GNMA, FNMA, FHLMC), 0.68% (MUNIPSA + 0.55%) due 7/1/2041 (put 12/12/2023)	7,525,000	7,714,442
	Port Authority of the City of St. Paul (Minnesota Andersen Office Building), Series 3, 5.00% due 12/1/2021 - 12/1/2022	2,215,000	2,408,548
	Port Authority of the City of St. Paul (Minnesota Freeman Office Building), Series 2, 5.00% due 12/1/2020	2,675,000	2,724,889
	St. Paul Housing and Redevelopment Authority (HealthPartners), 5.00% due 7/1/2023 - 7/1/2025	1,850,000	2,100,845
	Mississippi — 0.6%
	Mississippi Business Finance Corp. (Chevron USA, Inc.; Guaranty: Chevron Corp.),
[a]	Series A, 0.11% due 12/1/2030 - 11/1/2035 (put 7/1/2020)	8,675,000	8,675,000
[a]	Series C, 0.11% due 12/1/2030 (put 7/1/2020)	1,550,000	1,550,000
[a]	Series G, 0.11% due 12/1/2030 - 11/1/2035 (put 7/1/2020)	12,450,000	12,450,000
	Mississippi Development Bank (Jackson Public School District; Insured: BAM), 5.00% due 10/1/2024 - 10/1/2028	2,400,000	2,959,661
	Mississippi Development Bank (MDOT-Harrison County Highway), Series A-GA, 5.00% due 1/1/2021 - 1/1/2023	5,000,000	5,292,490
	Mississippi Development Bank (MDOT-Madison County Highway), 5.00% due 1/1/2021 - 1/1/2023	4,250,000	4,503,173
	Missouri — 0.7%
	City of Excelsior Springs (Insured: BAM) COP,
	Series A, 4.00% due 9/1/2024 - 9/1/2028	1,860,000	2,218,075
	Series B, 4.00% due 3/1/2025 - 3/1/2030	1,230,000	1,468,465
[a]	Health & Educational Facilities Authority of the State of Missouri (Washington University; SPA U.S. Bank, N.A.), Series C, 0.11% due 3/1/2040 (put 7/1/2020)	1,000,000	1,000,000
	Jackson County (Parking Facility Projects), 4.00% due 12/1/2021	1,000,000	1,047,700
	Kansas City Municipal Assistance Corp. (H. Roe Bartle Convention Center & Infrastructure Project; Insured: AMBAC), Series B-1, Zero Coupon due 4/15/2021 - 4/15/2022	15,095,000	14,973,466
	Missouri Development Finance Board (City of Independence Electric System) ISD, Series F, 4.00% due 6/1/2021 - 6/1/2022	5,620,000	5,899,024
[a]	Missouri Development Finance Board (Nelson Gallery Foundation; SPA Northern Trust Company), Series A, 0.13% due 12/1/2033 (put 7/1/2020)	1,280,000	1,280,000
[a]	Missouri Development Finance Board (Nelson Gallery Foundation; SPA U.S. Bank, N.A.), Series A, 0.13% due 12/1/2037 (put 7/1/2020)	2,100,000	2,100,000
	Platte County (Community & Resource Centers), 5.00% due 4/1/2021	2,440,000	2,466,035
	Special Administrative Board of the Transitional School District of the City of St. Louis (State Aid Withholding) GO, 4.00% due 4/1/2021 - 4/1/2022	5,355,000	5,617,147
	Nebraska — 1.1%
[a]	Central Plains Energy Project, 5.00% due 3/1/2050 (put 1/1/2024)	50,000,000	56,074,500
	Douglas County Hospital Authority No. 3 (Nebraska Methodist Health System), 5.00% due 11/1/2022 - 11/1/2025	6,980,000	7,996,237
	Nevada — 3.5%
	Carson City (Carson Tahoe Regional Healthcare), 5.00% due 9/1/2020 - 9/1/2027	5,155,000	5,653,876
	Clark County Department of Aviation,
	Series A, 5.00% due 7/1/2021	1,855,000	1,920,277
	Series C, 5.00% due 7/1/2021	2,500,000	2,602,250
	Clark County School District (Acquisition of Transportation & Technology Equipment) GO,

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	June 30, 2020 (Unaudited)

	Issuer-Description	PRINCIPAL AMOUNT	VALUE
	Series C, 5.00% due 6/15/2022	$ 2,560,000	$ 2,762,445
	Series D, 5.00% due 6/15/2021 - 6/15/2022	47,150,000	50,081,022
	Series E, 5.00% due 6/15/2021	21,405,000	22,244,290
	Clark County School District GO, Series A, 5.00% due 6/15/2023	4,000,000	4,470,280
	Las Vegas Convention and Visitors Authority, Series C, 5.00% due 7/1/2023 - 7/1/2026	3,050,000	3,453,371
	Las Vegas Valley Water District GO,
	Series A, 5.00% due 6/1/2023 - 6/1/2026	55,955,000	65,775,793
	Series B, 5.00% due 12/1/2025	20,000,000	24,138,400
	Series C, 5.00% due 6/1/2021	5,000,000	5,212,600
	Washoe County (Reno-Sparks Convention & Visitors Authority) GO, 5.00% due 7/1/2021 - 7/1/2022	4,200,000	4,385,535
	New Hampshire — 0.3%
	New Hampshire Health and Education Facilities Authority Act (University System of New Hampshire; SPA State Street Bank & Trust Co.),
	Series A1,
[a]	0.11% due 7/1/2035 (put 7/1/2020)	1,850,000	1,850,000
[a]	0.14% due 7/1/2035 (put 7/1/2020)	530,000	530,000
[a]	New Hampshire Health and Education Facilities Authority Act (University System of New Hampshire; SPA Wells Fargo Bank, N.A.), Series B-2, 0.11% due 7/1/2033 (put 7/1/2020)	7,935,000	7,935,000
	New Hampshire Municipal Bond Bank (Educational Facilities; Insured: State Intercept), Series C, 5.25% due 8/15/2020 - 8/15/2022	3,770,000	4,064,483
	New Hampshire Turnpike System, Series B, 5.00% due 2/1/2021	1,260,000	1,293,151
	New Jersey — 3.0%
	City of Jersey City (Qualified General Improvement; Insured: BAM) (State Aid Withholding) GO,
	Series A,
	4.00% due 8/1/2020 - 8/1/2021	5,455,000	5,570,400
	5.00% due 8/1/2022 - 8/1/2023	4,985,000	5,551,666
	Essex County Improvement Authority (County Correctional Facilities & Gibraltar Facilities; Insured: Natl-Re) GO, 5.50% due 10/1/2024	5,000,000	5,985,850
	Hudson County Improvement Authority (Hudson County Lease; Insured: AGM) GO, 5.375% due 10/1/2020	2,020,000	2,043,311
[c]	Monmouth County Improvement Authority, Series B, 2.00% due 2/15/2021	2,200,000	2,221,604
	New Jersey (New Jersey Transit Corporation) (State Aid Withholding) EDA, Series B, 5.00% due 11/1/2024	8,000,000	8,822,720
	New Jersey (New Jersey Transit Corporation) EDA,
	5.00% due 11/1/2029	40,000	46,561
	Series B, 5.00% due 11/1/2023	2,500,000	2,708,700
	New Jersey (School Facilities Construction) EDA,
	5.00% due 9/1/2020 - 6/15/2029	4,325,000	4,975,707
	Series G, 5.75% due 9/1/2023 (pre-refunded 3/1/2021)	4,955,000	5,136,056
	Series GG, 5.75% due 9/1/2023	550,000	569,899
	Series UU, 5.00% due 6/15/2028	7,930,000	8,604,129
	New Jersey (School Facilities Construction) EDA ETM, 5.00% due 9/1/2020	365,000	367,967
	New Jersey (State of New Jersey Department of the Treasury) EDA, Series GG, 5.00% due 9/1/2022	735,000	748,024
	New Jersey (Virtua Health Issue) HFFA, 5.00% due 7/1/2023 - 7/1/2024	1,535,000	1,742,926
	New Jersey Housing & Mortgage Finance Agency, Series A, 4.65% due 10/1/2029	3,885,000	3,954,503
	New Jersey Transit Corp. (Urban Public Transportation Capital Improvement), Series A, 5.00% due 9/15/2021	3,395,000	3,521,973
	New Jersey Transportation Trust Fund Authority, Series A, 5.00% due 12/15/2029	1,550,000	1,786,437
	New Jersey Transportation Trust Fund Authority (State Transportation System Improvements),
	5.00% due 6/15/2023 - 6/15/2028	10,240,000	11,396,320
[a]	1.33% (MUNIPSA + 1.20%) due 6/15/2034 (put 12/15/2021)	8,250,000	8,296,406
	Series A, 5.25% due 12/15/2022	2,000,000	2,137,340
	Series A-1, 5.00% due 6/15/2025 - 6/15/2027	30,535,000	34,749,185
	Series B, 5.00% due 6/15/2021	2,570,000	2,634,713
	New Jersey Transportation Trust Fund Authority (State Transportation System Improvements; Insured: AMBAC),
	Series A, 5.25% due 12/15/2021	6,000,000	6,248,460
	Series B, 5.25% due 12/15/2023	3,545,000	3,879,294
	New Jersey Transportation Trust Fund Authority (Transportation System),
	5.00% due 12/15/2026 - 12/15/2027	17,785,000	20,306,290
	Series A, 5.00% due 6/15/2024 - 12/15/2025	5,015,000	5,611,669
	Passaic Valley Sewer Commissioners (Sewer System), Series G, 5.75% due 12/1/2020 - 12/1/2021	8,750,000	9,175,237
	New Mexico — 1.0%
	Carlsbad Municipal School District (Educational Facilities) (State Aid Withholding) GO, 5.00% due 8/1/2023	1,650,000	1,873,740
	City of Albuquerque (City Infrastructure Improvements) GO, Series A, 5.00% due 7/1/2023	1,360,000	1,549,217
[a]	City of Farmington, 1.875% due 4/1/2033 (put 10/1/2021)	5,335,000	5,342,949
	City of Farmington (Arizona Public Service Co.-Four Corners Project), Series A, 4.70% due 5/1/2024	2,375,000	2,408,701
[a]	City of Farmington (Southern California Edison Co.-Four Corners Project), 2.125% due 6/1/2040 (put 6/1/2022)	3,500,000	3,522,260
	City of Santa Fe (El Castillo Retirement Residences), 4.50% due 5/15/2022	1,100,000	1,105,929
	New Mexico Educational Assistance Foundation (Student Loans), Series A-1, 5.00% due 12/1/2021	3,000,000	3,045,870

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	June 30, 2020 (Unaudited)

	Issuer-Description	PRINCIPAL AMOUNT	VALUE
[a]	New Mexico Hospital Equipment Loan Council (Presbyterian Healthcare Services Obligated Group; SPA Wells Fargo Bank, N.A.), Series C, 0.12% due 8/1/2034 (put 7/1/2020)	$ 3,435,000	$ 3,435,000
	New Mexico Hospital Equipment Loan Council (Presbyterian Healthcare Services), 5.00% due 8/1/2024 - 8/1/2025	1,780,000	2,093,530
	New Mexico Mortgage Finance Authority (Collateralized: GNMA, FNMA, FHLMC), Series F, 3.50% due 7/1/2050	11,145,000	12,100,907
	New Mexico Municipal Energy Acquisition Authority, Series A, 4.00% due 11/1/2020 - 11/1/2024	5,040,000	5,368,389
	New Mexico State University, Series B, 5.00% due 4/1/2021 - 4/1/2022	1,440,000	1,516,246
	New Mexico State University (Insured: BAM), Series A, 5.00% due 4/1/2029	1,645,000	2,065,363
	New Mexico State University ETM, Series B, 5.00% due 4/1/2021 - 4/1/2022	1,655,000	1,744,058
	Rio Rancho Public School District No. 94 (State Aid Withholding) GO, Series A, 5.00% due 8/1/2026	1,085,000	1,345,715
	Santa Fe County (County Buildings & Facilities) GRT, Series A, 5.00% due 6/1/2025	1,250,000	1,516,250
[b]	State of New Mexico (Educational Facilities), Series A, 5.00% due 7/1/2020	4,000,000	4,000,520
	New York — 11.0%
	City of New York (City Budget Financial Management) GO,
	Series D, 5.00% due 8/1/2021 - 8/1/2022	6,000,000	6,424,170
	Series G, 5.00% due 8/1/2021 - 8/1/2023	25,145,000	27,490,116
	Series J, 5.00% due 8/1/2021 - 8/1/2024	40,480,000	46,115,916
	Series K, 5.00% due 8/1/2021 - 8/1/2022	20,850,000	22,440,299
	City of New York (SPA Barclays Bank plc) GO,
[a]	Fiscal 2018-SUBSER B-4, 0.14% due 10/1/2046 (put 7/1/2020)	12,310,000	12,310,000
[a]	Series F-5, 0.14% due 6/1/2044 (put 7/1/2020)	2,500,000	2,500,000
[a]	City of New York (SPA JP Morgan Chase Bank, N.A) GO, Series 1, 0.12% due 3/1/2040 (put 7/1/2020)	1,750,000	1,750,000
	County of Suffolk GO, Series I, 2.50% due 7/23/2020	27,740,000	27,763,579
	Metropolitan Transportation Authority,
	5.25% due 11/15/2028 - 11/15/2029	12,640,000	14,098,146
	Series A, 5.00% due 11/15/2020	2,000,000	2,029,380
	Series D, 5.00% due 11/15/2020	12,955,000	13,083,773
	Metropolitan Transportation Authority (Green Bond),
	Series A2, 5.00% due 11/15/2025 - 11/15/2027	30,035,000	33,696,922
	Series B, 5.00% due 11/15/2027	1,845,000	2,101,676
	Metropolitan Transportation Authority (Transit and Commuter System), Series B-1, 5.00% due 5/15/2022	15,430,000	16,170,331
	Monroe County (St. John Fisher College) IDC, Series A, 5.00% due 6/1/2022	2,000,000	2,129,740
	Nassau County, Series B, 2.00% due 9/14/2020	21,115,000	21,188,269
	New York City Health and Hospital Corp. (Healthcare Facilities Improvements), Series A, 5.00% due 2/15/2021	2,615,000	2,623,786
	New York City Housing Development Corp., 2.00% due 11/1/2020	4,920,000	4,921,968
[a]	New York City Transitional Finance Authority Future Tax Secured Revenue (SPA Barclays Bank PLC), 0.14% due 11/1/2042 (put 7/1/2020)	6,150,000	6,150,000
	New York City Transitional Finance Authority Future Tax Secured Revenue (SPA JP Morgan Chase Bank, N.A),
[a]	0.12% due 11/1/2036 - 2/1/2045 (put 7/1/2020)	36,710,000	36,710,000
[a]	Series 1-SUB 1C, 0.12% due 11/1/2022 (put 7/1/2020)	550,000	550,000
	New York City Transitional Finance Authority Future Tax Secured Revenue (SPA Landesbank Hessen-Thuringen),
[a]	0.13% due 8/1/2031 (put 7/1/2020)	1,700,000	1,700,000
[a]	Series 1-SUB 1D, 0.13% due 11/1/2022 (put 7/1/2020)	17,005,000	17,005,000
[a]	New York City Transitional Finance Authority Future Tax Secured Revenue (SPA Mizuho Bank, Ltd.), 0.12% due 8/1/2043 (put 7/1/2020)	3,940,000	3,940,000
[a]	New York City Transitional Finance Authority Future Tax Secured Revenue (SPA State Street Bank and Trust Co.), 0.14% due 8/1/2039 (put 7/1/2020)	2,725,000	2,725,000
[a]	New York City Transitional Finance Authority Future Tax Secured Revenue (SPA U.S. Bank, N.A.), 0.14% due 8/1/2039 - 8/1/2042 (put 7/1/2020)	6,085,000	6,085,000
	New York City Trust for Cultural Resources (Lincoln Center for the Performing Arts, Inc.), Series A, 5.00% due 12/1/2026	2,500,000	2,983,650
[a]	New York City Water & Sewer System (LOC Citibank N.A.), Series F-SUBSER F-2, 0.14% due 6/15/2035 (put 7/1/2020)	2,175,000	2,175,000
[a]	New York City Water & Sewer System (SPA Bank of Montreal), Series BB-2, 0.11% due 6/15/2049 (put 7/1/2020)	2,000,000	2,000,000
	New York City Water & Sewer System (SPA JP Morgan Chase Bank, N.A),
[a]	Series AA2, 0.12% due 6/15/2050 (put 7/1/2020)	10,080,000	10,080,000
[a]	Series AA-2, 0.12% due 6/15/2050 (put 7/1/2020)	500,000	500,000
[a]	Series BB, 0.12% due 6/15/2043 (put 7/1/2020)	600,000	600,000
	New York City Water & Sewer System (SPA Landesbank Hessen-Thuringen),
[a]	Series BB-1, 0.12% due 6/15/2039 (put 7/1/2020)	17,060,000	17,060,000
[a]	Series FF-2, 0.12% due 6/15/2044 (put 7/1/2020)	22,500,000	22,500,000
[a]	New York City Water & Sewer System (SPA Mizuho Bank, Ltd.), Series B1, 0.14% due 6/15/2044 (put 7/1/2020)	27,600,000	27,600,000
	New York City Water & Sewer System (SPA State Street Bank and Trust Co.),
[a]	0.14% due 6/15/2045 (put 7/1/2020)	2,450,000	2,450,000
[a]	Series AA1, 0.13% due 6/15/2032 (put 7/1/2020)	1,350,000	1,350,000
[a]	Series B, 0.14% due 6/15/2043 (put 7/1/2020)	1,355,000	1,355,000
[a]	Series B4, 0.14% due 6/15/2045 (put 7/1/2020)	15,860,000	15,860,000
[a]	New York City Water & Sewer System (SPA U.S. Bank, N.A.), Series B2, 0.14% due 6/15/2045 (put 7/1/2020)	4,205,000	4,205,000
	New York State Dormitory Authority, Series B, 5.00% due 3/31/2021	10,000,000	10,350,100
	New York State Dormitory Authority (NYSARC, Inc. Developmental Disability Programs; Insured: State Intercept), Series A, 5.00% due 7/1/2020	1,000,000	1,000,120
	New York State Dormitory Authority (School Districts Financing Program) (State Aid Withholding),
	Series G, 5.00% due 4/1/2021 - 10/1/2022	750,000	792,930

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	June 30, 2020 (Unaudited)

	Issuer-Description	PRINCIPAL AMOUNT	VALUE
	Series H, 5.00% due 10/1/2020 - 10/1/2021	$ 1,750,000	$ 1,801,005
	Series J, 5.00% due 10/1/2020	2,775,000	2,804,776
	New York State Dormitory Authority (School Districts Financing Program; Insured: AGC) (State Aid Withholding),
	5.25% due 10/1/2023	140,000	148,506
	5.25% due 10/1/2023 (pre-refunded 10/1/2021)	1,860,000	1,975,506
	New York State Dormitory Authority (School Districts Financing Program; Insured: AGM) (State Aid Withholding),
	Series A, 5.00% due 10/1/2020 - 10/1/2024	8,650,000	9,606,324
	Series F, 5.00% due 10/1/2020 - 10/1/2021	3,350,000	3,443,787
	New York State Dormitory Authority (State of New York Sales Tax Revenue), Series E, 5.00% due 3/15/2029	4,135,000	5,354,949
[a]	New York State Housing Finance Agency (160 Madison Ave, LLC; LOC Landesbank Hessen-Thuringen), Series A, 0.14% due 11/1/2046 (put 7/1/2020)	55,320,000	55,320,000
[a]	New York State Housing Finance Agency (LOC Landesbank Hessen-Thuringen), Series A, 0.14% due 11/1/2046 (put 7/1/2020)	2,150,000	2,150,000
	New York State Thruway Authority (Governor Thomas E. Dewey Thruway),
	Series I, 5.00% due 1/1/2021 - 1/1/2022	5,500,000	5,749,095
	Series K, 5.00% due 1/1/2024 - 1/1/2025	3,000,000	3,497,150
	New York State Thruway Authority (Highway, Bridge, Multi-Modal and MTA Projects), Series A, 5.00% due 3/15/2024	18,300,000	18,893,286
	State of New York Mortgage Agency,
	Series 223,
	1.85% due 4/1/2026	400,000	411,324
	1.90% due 10/1/2026	815,000	838,228
	1.95% due 4/1/2027	1,000,000	1,028,980
	2.00% due 10/1/2027	775,000	797,870
	2.05% due 4/1/2028	450,000	463,464
	2.25% due 4/1/2030	1,320,000	1,359,864
	2.30% due 10/1/2030	1,110,000	1,143,777
	Suffolk County (Catholic Health Services) EDC, 5.00% due 7/1/2020 - 7/1/2022	15,000,000	15,354,050
[a]	Triborough Bridge & Tunnel Authority (LOC U.S. Bank N.A.), Series 2005B-4C, 0.14% due 1/1/2031 (put 7/1/2020)	8,835,000	8,835,000
	Triborough Bridge and Tunnel Authority (MTA Bridges and Tunnels),
	Series A, 5.00% due 11/15/2021	5,140,000	5,447,218
	Series C-1, 5.00% due 11/15/2026	4,000,000	4,944,680
	West Seneca Central School District (Insured: BAM) (State Aid Withholding) GO, 5.00% due 11/15/2022	1,000,000	1,101,630
	Westchester County Local Development Corp. (Miriam Osborn Memorial Home Association Obligated Group), 5.00% due 7/1/2024 - 7/1/2028	1,395,000	1,547,780
	North Carolina — 1.8%
	Charlotte-Mecklenburg Hospital Authority (Carolinas HealthCare System),
	3.00% due 1/15/2021	1,385,000	1,402,562
	Series A,
	4.00% due 1/15/2022	845,000	888,044
	5.00% due 1/15/2023 - 1/15/2024	4,255,000	4,708,989
	Charlotte-Mecklenburg Hospital Authority (Carolinas HealthCare System) ETM, 3.00% due 1/15/2021	210,000	212,743
	Charlotte-Mecklenburg Hospital Authority (Carolinas HealthCare System; SPA JP Morgan Chase Bank, N.A),
[a]	Series B, 0.11% due 1/15/2038 (put 7/1/2020)	3,305,000	3,305,000
[a]	Series C, 0.11% due 1/15/2037 (put 7/1/2020)	700,000	700,000
	City of Charlotte (Equipment Acquisition & Public Facilities) COP,
	Series C,
	5.00% due 12/1/2020 - 12/1/2025	6,535,000	7,466,301
[b]	5.00% due 12/1/2022	2,405,000	2,668,684
[a]	Columbus County Industrial Facilities & Pollution Control Financing Authority (International Paper Co.), 2.00% due 11/1/2033 (put 10/1/2024)	1,100,000	1,136,080
	County of Buncombe (Primary, Middle School & Community College Facilities), Series A, 5.00% due 6/1/2022 - 6/1/2024	2,350,000	2,646,483
	County of Dare (Educational Facility Capital Projects),
	Series A,
	4.00% due 6/1/2022	490,000	520,052
	5.00% due 6/1/2021 - 6/1/2024	1,925,000	2,055,238
	County of Randolph,
	Series B, 5.00% due 10/1/2021 - 10/1/2023	3,560,000	3,871,287
	Series C, 5.00% due 10/1/2020 - 10/1/2023	1,400,000	1,484,590
	North Carolina Eastern Municipal Power Agency ETM,
	Series A, 5.00% due 1/1/2022	4,715,000	5,039,863
	Series B, 5.00% due 1/1/2021	5,000,000	5,122,750
	North Carolina Municipal Power Agency (Catawba Electric), Series B, 4.00% due 1/1/2022	1,000,000	1,051,870
	North Carolina Turnpike Authority, 5.00% due 1/1/2023 - 1/1/2029	13,130,000	15,428,274
[a]	University of North Carolina at Chapel Hill, Series A, 0.466% (LIBOR 1 Month + 0.35%) due 12/1/2041 (put 12/1/2021)	40,500,000	40,865,067
	Winston-Salem State University (Student Housing and Student Services Facilities), 5.00% due 4/1/2022	945,000	1,001,511
	North Dakota — 0.2%
	County of Mckenzie, 5.00% due 8/1/2020 - 8/1/2023	8,285,000	8,470,365
	County of McKenzie, 5.00% due 8/1/2022	1,425,000	1,470,215

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	June 30, 2020 (Unaudited)

	Issuer-Description	PRINCIPAL AMOUNT	VALUE
	Ohio — 3.3%
	Akron, Bath & Copley Joint Township Hospital District (Children’s Hospital Medical Center), 5.00% due 11/15/2021	$ 1,000,000	$ 1,056,240
	American Municipal Power, Inc. (AMP Fremont Energy Center), Series B, 5.00% due 2/15/2021 - 2/15/2022	4,050,000	4,288,249
	Cincinnati City School District Board of Education (Educational Facilities; Insured: Natl-Re) GO, 5.25% due 12/1/2023	2,690,000	3,150,232
	City of Akron (Community Learning Centers), Series A, 5.00% due 12/1/2021	4,120,000	4,373,627
	City of Cleveland (Cleveland Stadium) COP, Series A, 4.75% due 11/15/2020	2,000,000	2,031,380
	City of Cleveland (Municipal Street System Improvements) GO,
	Series A,
	3.00% due 12/1/2020 - 12/1/2021	2,980,000	3,065,225
	4.00% due 12/1/2022 - 12/1/2023	6,725,000	7,379,768
	5.00% due 12/1/2025 - 12/1/2026	7,165,000	8,716,156
	City of Cleveland (Parking Facility; Insured: AGM), 5.25% due 9/15/2021	2,035,000	2,156,123
	City of Cleveland (Parks & Recreation Facilities), 5.00% due 10/1/2020 - 10/1/2023	3,375,000	3,675,222
	City of Cleveland (Police & Fire Pension Payment), 5.00% due 5/15/2021	750,000	780,030
	City of Cleveland (Public Facilities Improvements), 5.00% due 10/1/2025 - 10/1/2028	2,855,000	3,607,617
	City of Cleveland (Public Facilities), 5.00% due 10/1/2020 - 10/1/2023	2,570,000	2,833,550
	City of Toledo (Water System Improvements), 5.00% due 11/15/2020 - 11/15/2023	9,005,000	9,746,145
	Cleveland Package Facilities (Insured: AGM) ETM, 5.25% due 9/15/2021	965,000	1,022,369
	Cleveland State University (Campus Capital Projects), 5.00% due 6/1/2021 - 6/1/2022	3,000,000	3,172,640
	County of Cuyahoga (Convention Hotel Project) COP, 5.00% due 12/1/2023 - 12/1/2024	17,160,000	18,927,624
	County of Hamilton, Series A, 5.00% due 12/1/2020	1,650,000	1,680,541
	County of Scioto (Southern Ohio Medical Center), 5.00% due 2/15/2025	1,695,000	1,962,844
	Franklin County Convention Facilities Authority (Greater Columbus Convention Center), 5.00% due 12/1/2021 - 12/1/2024	2,500,000	2,785,145
[a]	Ohio Higher Educational Facility Commission (Case Western Reserve University), 1.625% due 12/1/2034 (put 12/1/2026)	2,200,000	2,290,508
[a]	Ohio Higher Educational Facility Commission (SPA Barclays Bank plc), Series B4, 0.12% due 1/1/2043 (put 7/1/2020)	1,140,000	1,140,000
[a]	Ohio Higher Educational Facility Commission (SPA U.S. Bank, N.A.), Series B3, 0.12% due 1/1/2039 (put 7/1/2020)	600,000	600,000
	Ohio Turnpike & Infrastructure Commission, Series A, 5.00% due 2/15/2027 - 2/15/2028	14,555,000	18,414,617
	Ohio Water Development Authority, Series A, 5.00% due 12/1/2030	1,000,000	1,235,760
	State of Ohio (Cultural and Sports Capital Facilities), Series A, 5.00% due 10/1/2020	3,845,000	3,889,525
	State of Ohio (Major New Street Infrastructure Project),
	Series 1, 5.00% due 12/15/2020 - 12/15/2021	3,500,000	3,691,675
	Series 2016-1, 5.00% due 12/15/2020 - 12/15/2026	2,000,000	2,261,850
	State of Ohio GO, Series V, 5.00% due 5/1/2021 - 5/1/2028	46,260,000	53,491,871
	Youngstown City School District (Educational Facilities) (State Aid Withholding) GO, 4.00% due 12/1/2020 - 12/1/2023	6,910,000	7,014,651
	Oklahoma — 0.8%
	Canadian County Educational Facilities Authority (Mustang Public Schools) ISD,
	4.50% due 9/1/2020 - 9/1/2021	7,665,000	7,806,684
	5.00% due 9/1/2027	1,000,000	1,230,600
	Cleveland County Educational Facilities Authority (Moore Public Schools) ISD, 5.00% due 6/1/2023	5,355,000	5,968,415
	Muskogee Industrial Trust (Muskogee County Independent School District No. 20), 5.00% due 9/1/2024 - 9/1/2027	3,550,000	4,238,524
	Oklahoma (INTEGRIS Health) DFA, Series A, 5.00% due 8/15/2022 - 8/15/2025	4,725,000	5,211,001
	Oklahoma Capitol Improvement Authority (State Highway Capital Improvement), 5.00% due 7/1/2023	325,000	366,311
	Oklahoma County Finance Authority (Midwest City Public Service) ISD, 5.00% due 10/1/2022 - 10/1/2026	3,200,000	3,649,686
	Oklahoma County Finance Authority (Western Heights Public Schools) ISD, 5.00% due 9/1/2020	2,000,000	2,013,540
	Tulsa County Industrial Authority (Broken Arrow Public Schools) ISD, 4.50% due 9/1/2020 - 9/1/2021	10,360,000	10,784,122
	Tulsa County Industrial Authority ISD, 5.00% due 9/1/2020 - 9/1/2022	4,215,000	4,425,998
	Oregon — 0.3%
	Hillsboro School District No. 1J (School Capital Improvements) (State Aid Withholding) GO, 5.00% due 6/15/2025 - 6/15/2027	9,130,000	11,431,957
	Polk County Dallas School District No. 2 (Capital Improvements) (State Aid Withholding) GO, Zero Coupon due 6/15/2021	1,475,000	1,467,522
[a]	State of Oregon (SPA U.S. Bank, N.A.) GO, Series O, 0.13% due 6/1/2041 (put 7/1/2020)	1,555,000	1,555,000
	Tri-County Metropolitan Transportation District of Oregon, Series A, 5.00% due 10/1/2028	2,845,000	3,574,600
	Pennsylvania — 5.9%
	Allegheny County Higher Education Building Authority (Duquesne University of the Holy Spirit), Series A, 5.00% due 3/1/2023 - 3/1/2025	1,945,000	2,220,316
	Allegheny County Hospital Development Authority, 5.00% due 7/15/2028 - 7/15/2029	7,425,000	9,391,805
	Allegheny County Sanitary Authority (2015 Capital Project), 5.00% due 12/1/2023 - 12/1/2024	19,150,000	22,169,603
	Allegheny County Sanitary Authority (2015 Capital Project; Insured: BAM), 5.00% due 12/1/2025	1,000,000	1,222,700
	Allegheny County Sanitary Authority (Insured: BAM), 5.00% due 12/1/2029	2,830,000	3,422,093
	Altoona Area School District (Insured: AGM) (State Aid Withholding) GO, 3.00% due 12/1/2022	1,335,000	1,412,043
	City of Philadelphia (Insured: AGM) GO, 5.00% due 8/1/2025 - 8/1/2027	28,685,000	35,291,408
	City of Philadelphia (Pennsylvania Gas Works), 5.00% due 8/1/2020 - 8/1/2025	16,025,000	17,541,839
	City of Philadelphia (Water and Wastewater System),
	5.00% due 10/1/2024 - 10/1/2026	5,455,000	6,547,115
	Series B, 5.00% due 7/1/2020	750,000	750,090
	City of Philadelphia GO, Series A, 5.00% due 8/1/2025	10,710,000	12,836,685

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	June 30, 2020 (Unaudited)

	Issuer-Description	PRINCIPAL AMOUNT	VALUE
	City of Pittsburgh (Insured: BAM) GO, 5.00% due 9/1/2022	$ 1,100,000	$ 1,205,875
	Commonwealth Financing Authority (Tobacco Master Settlement), 5.00% due 6/1/2023	930,000	1,036,866
	Commonwealth of Pennsylvania (Capital Facilities Projects) GO, 5.00% due 3/15/2022	12,485,000	13,434,110
	Commonwealth of Pennsylvania (Capital Facilities) GO, Series D, 5.00% due 8/15/2023 - 8/15/2025	39,450,000	46,166,735
	Commonwealth of Pennsylvania GO,
	4.00% due 11/15/2027	4,775,000	4,996,082
	5.00% due 7/15/2030	12,930,000	16,988,339
	Cumberland County Municipal Authority (Penn State Health Obligated Group), 5.00% due 11/1/2027 - 11/1/2029	3,150,000	4,018,187
	Economy Borough Municipal Authority (Beaver County Sewer System; Insured: BAM), 4.00% due 12/15/2020 - 12/15/2022	1,785,000	1,900,034
[a]	Hospitals & Higher Education Facilities Authority of Philadelphia (SPA Bank of America, N.A.), Series B, 0.11% due 7/1/2041 (put 7/1/2020)	545,000	545,000
	Hospitals & Higher Education Facilities Authority of Philadelphia (SPA Wells Fargo Bank, N.A.),
[a]	Series A, 0.11% due 2/15/2021 (put 7/1/2020)	915,000	915,000
[a]	Series B, 0.11% due 7/1/2025 (put 7/1/2020)	700,000	700,000
	Lancaster County Solid Waste Management Authority (Harrisburg Resource Recovery Facility),
	Series A,
	5.00% due 12/15/2023	2,680,000	3,035,904
	5.25% due 12/15/2024	4,770,000	5,433,459
	Luzerne County (Insured: AGM) GO, Series A, 5.00% due 11/15/2021 - 11/15/2024	11,840,000	13,430,433
	Luzerne County (Insured: AGM) IDA GO, 5.00% due 12/15/2021 - 12/15/2027	6,045,000	6,898,178
	Luzerne County (Insured: AGM) IDA, GO, 5.00% due 12/15/2020	500,000	509,605
	Monroeville Finance Authority (University of Pittsburgh Medical Center), 5.00% due 2/15/2021 - 2/15/2022	3,650,000	3,791,802
	Montgomery County Higher Education & Health Authority (Abington Memorial Hospital), 5.00% due 6/1/2022	3,000,000	3,229,680
	Montgomery County Higher Education & Health Authority (Thomas Jefferson University Obligated Group), 5.00% due 9/1/2026 - 9/1/2029	4,140,000	5,129,709
	Northampton Borough Municipal Authority (Water System; Insured: AGM),
	3.00% due 5/15/2023	1,255,000	1,316,708
	4.00% due 5/15/2021 - 5/15/2022	1,685,000	1,782,453
	Pennsylvania Economic Development Financing Authority, Series A, 5.00% due 11/15/2026	2,310,000	2,806,558
	Pennsylvania Economic Development Financing Authority (UPMC Obligated Group),
	5.00% due 3/15/2026	220,000	263,512
	Series A-1, 5.00% due 4/15/2024 - 4/15/2030	10,095,000	12,490,436
	Pennsylvania Higher Educational Facilities Authority (Saint Joseph’s University), Series A, 5.00% due 11/1/2023	1,075,000	1,091,845
	Pennsylvania Higher Educational Facilities Authority (Shippensburg University Student Services, Inc. Student Housing) ETM, 4.00% due 10/1/2022	2,075,000	2,188,316
	Pennsylvania Higher Educational Facilities Authority (University of Pennsylvania Health System), 5.00% due 8/15/2027	1,000,000	1,248,980
	Pennsylvania Turnpike Commission, Series A-1, 5.00% due 12/1/2022 - 12/1/2027	5,050,000	6,117,208
	Philadelphia (Philadelphia) IDA, 5.00% due 5/1/2024	485,000	551,057
	Philadelphia Authority for Industrial Development, 5.00% due 5/1/2025 - 5/1/2028	2,490,000	2,990,592
	Philadelphia Authority for Industrial Development (Mast Charter School) ETM, 5.00% due 8/1/2020	115,000	115,431
	Philadelphia Municipal Authority (Juvenile Justice Services Center), 5.00% due 4/1/2021 - 4/1/2027	7,850,000	8,886,478
	Philadelphia School District (State Aid Withholding) GO, Series E, 5.25% due 9/1/2021	2,265,000	2,281,195
	Pittsburgh Water and Sewer Authority,
	Series A, 5.00% due 9/1/2024	7,365,000	8,308,972
	Series B, 5.00% due 9/1/2024 (pre-refunded 9/1/2023)	2,395,000	2,749,532
	Pittsburgh Water and Sewer Authority ETM, Series B, 5.00% due 9/1/2023	2,520,000	2,891,246
	Plum Borough School District (Insured: BAM) (State Aid Withholding) GO,
	Series A, 5.00% due 9/15/2022 - 9/15/2024	4,790,000	5,296,814
	Series B, 5.00% due 9/15/2023	470,000	524,854
	Series C, 4.00% due 9/15/2020 - 9/15/2021	3,065,000	3,127,989
	School District of Philadelphia (State Aid Withholding) GO, Series A, 5.00% due 9/1/2023 - 9/1/2028	2,400,000	2,877,061
	Southeastern Pennsylvania Transportation Authority, 5.00% due 6/1/2022 - 6/1/2028	7,705,000	9,207,720
	Rhode Island — 1.4%
	Rhode Island Clean Water Finance Agency (Public Drinking Water Supply or Treatment Facilities), Series B, 5.00% due 10/1/2020 - 10/1/2023	7,960,000	8,692,809
	Rhode Island Health and Educational Building Corp. (University of Rhode Island Auxiliary Enterprise), Series C, 5.00% due 9/15/2020 - 9/15/2023	2,150,000	2,347,507
	Rhode Island Health and Educational Building Corp. (University of Rhode Island), Series B, 5.00% due 9/15/2020 - 9/15/2025	1,320,000	1,469,649
	State of Rhode Island and Providence Plantations (Consolidated Capital Development Loan) GO,
	Series A, 5.00% due 8/1/2020 - 8/1/2022	34,725,000	36,526,218
	Series B, 4.00% due 10/15/2020 - 10/15/2022	3,200,000	3,341,442
	State of Rhode Island and Providence Plantations (Energy Conservation) COP, Series C, 5.00% due 4/1/2022	2,020,000	2,173,985
	State of Rhode Island and Providence Plantations (Information Technology) COP, 5.00% due 11/1/2024	3,010,000	3,537,563
	State of Rhode Island and Providence Plantations (Kent County Courthouse) COP, Series A, 5.00% due 10/1/2020 - 10/1/2023	6,975,000	7,509,995
	State of Rhode Island and Providence Plantations (Training School) COP, Series B, 5.00% due 10/1/2020 - 10/1/2023	10,270,000	11,065,732
	South Carolina — 0.8%
	Beaufort-Jasper Water & Sewer Authority (Waterworks & Sewer System), Series B, 5.00% due 3/1/2021 - 3/1/2025	4,750,000	5,340,553
	Berkeley County School District (School Facility Equipment Acquisition), 5.00% due 12/1/2020 - 12/1/2024	3,550,000	3,990,542
	Charleston County (South Aviation Ave. Construction), 5.00% due 12/1/2022 - 12/1/2023	4,270,000	4,855,221
	City of Charleston Public Facilities Corp. (City of Charleston Project), Series A, 5.00% due 9/1/2020 - 9/1/2025	2,860,000	3,195,129

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	June 30, 2020 (Unaudited)

	Issuer-Description	PRINCIPAL AMOUNT	VALUE
[a]	City of Charleston Waterworks & Sewer System Revenue (Capital Improvement), Series B, 0.496% (LIBOR 1 Month + 0.37%) due 1/1/2035 (put 1/1/2022)	$17,800,000	$ 17,990,122
	Greenwood County (Self Regional Healthcare), Series B, 5.00% due 10/1/2022	1,000,000	1,070,810
	SCAGO Educational Facilities Corp. (School District of Pickens County), 5.00% due 12/1/2021 - 12/1/2025	5,320,000	5,995,634
	South Dakota — 0.1%
	South Dakota Building Authority,
	Series B,
	5.00% due 6/1/2022	500,000	545,180
	5.00% due 6/1/2024 (pre-refunded 6/1/2023)	1,000,000	1,135,980
	South Dakota Health & Educational Facilities Authority (Avera Health) ETM, Series A, 5.00% due 7/1/2021	1,670,000	1,747,989
	South Dakota Health & Educational Facilities Authority (Regional Health) ETM, 5.00% due 9/1/2020	1,000,000	1,007,450
	South Dakota Health & Educational Facilities Authority (Sanford Health), 5.00% due 11/1/2021 - 11/1/2025	2,825,000	3,193,719
	Tennessee — 0.1%
	State of Tennessee GO,
	Series A, 5.00% due 8/1/2020	2,000,000	2,007,620
	Series B, 5.00% due 8/1/2020	2,000,000	2,007,620
	Tennessee Energy Acquisition Corp., Series A, 5.25% due 9/1/2020	1,190,000	1,197,581
	Tennessee Energy Acquisition Corp. (The Gas Project), Series A, 5.25% due 9/1/2023	1,025,000	1,145,919
	Texas — 13.2%
	Bexar County Hospital District (University Health System) GO, 5.00% due 2/15/2022 - 2/15/2027	7,355,000	8,615,941
	Cities of Dallas and Fort Worth (DFW International Airport Terminal Renewal & Improvement Program), Series D, 5.25% due 11/1/2023	3,000,000	3,178,620
	City of Austin (Water and Wastewater System),
	5.00% due 11/15/2022	245,000	260,709
	5.00% due 11/15/2022 (pre-refunded 11/15/2021)	2,395,000	2,548,057
	City of Beaumont (Waterworks & Sewer System Improvements; Insured: AGM), Series A, 5.00% due 9/1/2023 - 9/1/2024	7,500,000	8,521,950
	City of Beaumont GO, 5.00% due 3/1/2022 - 3/1/2026	3,930,000	4,585,004
	City of Brownsville (Water, Wastewater & Electric Utilities Systems),
[b]	5.00% due 9/1/2022	1,300,000	1,425,892
	Series A, 5.00% due 9/1/2020 - 9/1/2023	5,400,000	5,888,291
	City of Bryan (Electric System Improvements), 5.00% due 7/1/2026	535,000	660,024
	City of Dallas (Public Improvements) GO, 5.00% due 2/15/2022 - 2/15/2025	5,500,000	6,265,845
	City of Dallas (Trinity River Corridor Infrastructure) GO,
	5.00% due 2/15/2021 - 2/15/2026	22,605,000	25,856,027
	Series A, 5.00% due 2/15/2024	10,235,000	11,430,550
	City of Dallas GO, 5.00% due 2/15/2022 - 2/15/2024	20,635,000	22,178,911
	City of Houston (Combined Utility System),
	Series C,
[a]	0.489% (LIBOR 1 Month + 0.36%) due 5/15/2034 (put 8/1/2021)	18,525,000	18,409,774
	5.00% due 5/15/2022 - 5/15/2024	14,695,000	16,817,656
	Series D, 5.00% due 11/15/2022 - 11/15/2024	17,535,000	20,111,745
	City of Houston (Convention & Entertainment Facilities), 5.00% due 9/1/2021 - 9/1/2024	3,315,000	3,432,350
	City of Houston (Convention & Entertainment Facilities; Insured: AGM/AMBAC), Series B, Zero Coupon due 9/1/2020	3,650,000	3,642,736
	City of Houston (Convention & Entertainment), 5.00% due 9/1/2025 - 9/1/2029	6,415,000	6,813,570
	City of Houston (Public Improvements) GO, Series A, 5.00% due 3/1/2021 - 3/1/2028	53,905,000	63,831,057
	City of Laredo (Acquire & Purchase Personal Property) GO, 5.00% due 2/15/2021 - 2/15/2026	5,280,000	6,034,588
	City of Laredo (City Infrastructure Improvements) GO, Series A, 5.00% due 2/15/2021 - 2/15/2027	2,875,000	3,425,047
	City of Laredo (Sports Venues; Insured: AGM), 5.00% due 3/15/2021 - 3/15/2024	4,400,000	4,774,196
	City of Lubbock (Waterworks System) GO, 5.00% due 2/15/2021 - 2/15/2025	37,425,000	42,379,087
	City of McAllen (International Toll Bridge System; Insured: AGM), Series A, 5.00% due 3/1/2024 - 3/1/2027	3,015,000	3,578,488
	City of Olmos Park Higher Education Facilities Corp. (University of the Incarnate Word), 5.00% due 12/1/2020 - 12/1/2021	4,620,000	4,723,495
[a]	City of San Antonio, 1.75% due 2/1/2049 (put 12/1/2025)	10,750,000	11,226,547
	City of San Antonio (CPS Energy), 5.25% due 2/1/2024	7,000,000	8,180,060
	City of San Antonio (San Antonio Water System), Series A, 5.00% due 5/15/2023 - 5/15/2026	3,700,000	4,405,314
	City of San Antonio Public Facilities Corp. (Convention Center Refinancing & Expansion), 5.00% due 9/15/2022	1,450,000	1,598,843
	City of Texas City (ARCO Pipe Line Co. Project) IDC, 7.375% due 10/1/2020	7,000,000	7,121,240
	Clifton Higher Education Finance Corp. (IDEA Public Schools), 5.00% due 8/15/2023	1,100,000	1,169,355
[c]	Collin County GO, 5.00% due 2/15/2021	3,230,000	3,313,431
	Corpus Christi Business and Job Development Corp. (Seawall Project), 5.00% due 3/1/2021	625,000	643,525
	Cypress-Fairbanks Independent School District (Guaranty: PSF-GTD) ISD GO,
[a]	Series A-2, 1.25% due 2/15/2036 (put 8/15/2022)	5,500,000	5,613,025
[a]	Series B-1, 1.25% due 2/15/2036 (put 8/15/2022)	3,500,000	3,571,925
[a]	Series B-3, 1.25% due 2/15/2040 (put 8/15/2022)	7,000,000	7,143,570
	Dallas County Utility & Reclamation District GO, 5.00% due 2/15/2021 - 2/15/2027	15,435,000	18,101,472

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	June 30, 2020 (Unaudited)

	Issuer-Description	PRINCIPAL AMOUNT	VALUE
	Dallas Independent School District (Guaranty: PSF-GTD) ISD GO,
[a]	5.00% due 2/15/2036 (pre-refunded 2/15/2022)	$ 1,635,000	$ 1,758,285
	5.00% due 2/15/2036 (pre-refunded 2/15/2022)	760,000	817,980
[a]	5.00% due 2/15/2036 (put 2/15/2022)	1,580,000	1,688,941
	Grayson County (State Highway Toll System) GO, 5.00% due 1/1/2022	3,000,000	3,201,150
	Gulf Coast Waste Disposal Authority (Bayport Area Wastewater Treatment System; Insured: AGM), 5.00% due 10/1/2020 - 10/1/2025	5,485,000	6,029,352
	Harris County (Flood Control), 5.00% due 10/1/2025 - 10/1/2027	14,305,000	18,069,620
	Harris County (Tax Road) GO, Series A, 5.00% due 10/1/2025 - 10/1/2028	8,985,000	11,473,724
	Harris County (Texas Permanent Improvement) GO,
	Series A, 5.00% due 10/1/2025 - 10/1/2027	11,565,000	14,773,282
	Series B, 5.00% due 10/1/2020	500,000	505,850
[a,d]	Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Series B, 0.505% (MUNIPSA + 0.375%) due 6/1/2032 (put 4/1/2021)	24,875,000	24,918,059
	Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health), Series A, 5.00% due 12/1/2022 - 12/1/2025	6,445,000	7,422,082
	Harris County Cultural Education Facilities Finance Corp. (TECO Project),
	5.00% due 11/15/2020 - 11/15/2027	4,675,000	5,595,683
[b]	5.00% due 11/15/2026	1,150,000	1,462,938
	Harris County Cultural Education Facilities Finance Corp. (Texas Medical Center), Series A, 5.00% due 5/15/2021 - 5/15/2029	11,650,000	13,716,792
	Harris County-Houston Sports Authority (Insured: AGM), Series A, 5.00% due 11/15/2022 - 11/15/2024	23,315,000	25,683,851
	Hays County GO, 5.00% due 2/15/2022 - 2/15/2025	4,050,000	4,590,154
	Houston Airport System Revenue,
	Series B, 5.00% due 7/1/2020 - 7/1/2028	10,380,000	12,334,125
	Series D, 5.00% due 7/1/2027	3,355,000	4,122,624
	Houston Higher Education Finance Corp. (Cosmos Foundation, Inc.) ETM, Series A, 5.875% due 5/15/2021	315,000	330,407
	Houston Higher Education Finance Corp. (KIPP, Inc.; Guaranty: PSF-GTD), 5.00% due 8/15/2021 - 8/15/2022	1,485,000	1,610,600
[a]	Houston Independent School District (Guaranty: PSF-GTD) ISD GO, 2.40% due 6/1/2030 (put 6/1/2021)	4,000,000	4,074,200
[a]	Houston Independent School District (Insured: PSF-GTD) GO, Series B, 2.40% due 6/1/2036 (put 6/1/2021)	1,725,000	1,756,982
	Katy (Educational Facilities Improvements; Guaranty: PSF-GTD) ISD GO, Series A, 5.00% due 2/15/2023 - 2/15/2026	9,670,000	11,524,153
	Keller (Guaranty: PSF-GTD) ISD GO, Series A, 5.00% due 8/15/2023	1,715,000	1,960,382
	La Salle County (Insured: AGM) GO, 5.00% due 3/1/2022 - 3/1/2028	18,885,000	22,464,468
	Laredo Community College District (School Facilities Improvements) GO, 5.00% due 8/1/2020 - 8/1/2024	3,340,000	3,601,266
	Lower Colorado River Authority,
	Series A,
	5.00% due 5/15/2025	8,020,000	8,679,084
	5.00% due 5/15/2025 (pre-refunded 5/15/2022)	55,000	59,828
[a]	Lower Neches Valley Authority (Exxon Capital Ventures, Inc.; Guaranty: Exxon Mobile Corp.) IDC, 0.10% due 11/1/2038 - 11/1/2051 (put 7/1/2020)	28,785,000	28,785,000
	Metropolitan Transit Authority of Harris County,
	5.00% due 11/1/2022 - 11/1/2028	18,750,000	22,928,280
	Series D, 5.00% due 11/1/2020 - 11/1/2027	9,920,000	11,345,225
[b]	New Caney (Guaranty: PSF-GTD) ISD GO, 5.00% due 2/15/2024	865,000	948,438
	North Harris County Regional Water Authority (Regional Water Production Design, Acquisition and Construction), 5.00% due 12/15/2020 - 12/15/2026	6,490,000	7,560,793
	North Texas Tollway Authority (North Texas Tollway System), Series A, 5.00% due 1/1/2026 - 1/1/2029	7,550,000	9,459,514
[a]	Pflugerville Independent School District (Guaranty: PSF-GTD) ISD GO, Series A, 2.25% due 8/15/2037 (put 8/15/2022)	2,750,000	2,862,255
	Round Rock (Educational Facilities Improvements) ISD GO, 5.00% due 8/1/2026 - 8/1/2027	2,100,000	2,688,922
	Round Rock (Educational Facilities Improvements; Guaranty: PSF-GTD) ISD GO, 5.00% due 8/1/2020 - 8/1/2029	9,065,000	10,715,213
	Sam Rayburn Municipal Power Agency, 5.00% due 10/1/2020 - 10/1/2021	2,950,000	3,005,926
	San Antonio Public Facilities Corp. (Convention Center Refinancing & Expansion), 5.00% due 9/15/2020	915,000	923,802
	San Antonio Water System, Series A, 5.00% due 5/15/2023	425,000	481,126
	San Juan Higher Education Finance Authority (IDEA Public Schools), Series A, 5.125% due 8/15/2020	300,000	301,413
	Tarrant Regional Water District, Series A, 5.00% due 3/1/2021 - 3/1/2027	8,850,000	10,425,688
	Texas State University System, Series A, 5.00% due 3/15/2028 - 3/15/2030	13,090,000	17,205,021
	Texas Transportation Commission (Central Texas Turnpike System), Series C, 5.00% due 8/15/2022 - 8/15/2024	2,130,000	2,334,943
	Texas Transportation Commission (Highway Improvements) GO, 5.00% due 4/1/2022 - 4/1/2024	10,380,000	11,746,662
	Texas Transportation Commission State Highway Fund, Series A, 5.00% due 4/1/2024	1,650,000	1,931,936
	Walnut Creek Special Utility District (Water System Improvements; Insured: BAM),
	4.00% due 1/10/2021	445,000	453,050
	5.00% due 1/10/2022 - 1/10/2024	1,275,000	1,420,372
	Utah — 1.2%
[a]	City of Murray (IHC Health Services, Inc. Obligated Group; SPA Barclays Bank plc), Series C, 0.12% due 5/15/2037 (put 7/1/2020)	1,300,000	1,300,000
	City of Murray (IHC Health Services, Inc. Obligated Group; SPA JPMorgan Chase Bank, N.A.),
[a]	Series A, 0.12% due 5/15/2037 (put 7/1/2020)	2,920,000	2,920,000
[a]	Series B, 0.12% due 5/15/2037 (put 7/1/2020)	4,620,000	4,620,000
[a]	City of Murray (IHC Health Services, Inc. Obligated Group; SPA Wells Fargo Bank, N.A.), Series D, 0.14% due 5/15/2037 (put 7/1/2020)	610,000	610,000
[a]	County of Utah (IHC Health Services, Inc. Obligated Group), Series B-1, 5.00% due 5/15/2056 (put 8/1/2022)	7,500,000	8,124,675

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	June 30, 2020 (Unaudited)

	Issuer-Description	PRINCIPAL AMOUNT	VALUE
	County of Weber (IHC Health Services, Inc. Obligated Group; SPA Bank of New York Mellon),
[a]	Series A, 0.12% due 2/15/2031 (put 7/1/2020)	$ 1,600,000	$ 1,600,000
[a]	Series C, 0.12% due 2/15/2035 (put 7/1/2020)	1,000,000	1,000,000
	Utah State Board of Regents (Insured; Natl-Re), Series A, 5.50% due 4/1/2029	30,365,000	40,512,983
	Utah Transit Authority (Integrated Mass Transit System), Series A-SUB, 5.00% due 6/15/2022 - 6/15/2025	3,545,000	4,079,619
	Vermont — 0.3%
	Vermont (Vermont Public Service Corp.) EDA, 5.00% due 12/15/2020	14,250,000	14,511,202
	Virginia — 0.4%
	Fairfax County (Inova Health System) IDA,
	4.00% due 5/15/2022	5,500,000	5,847,600
	5.00% due 5/15/2022	5,000,000	5,408,800
	Fairfax County (State Aid Withholding) GO, Series A, 4.50% due 10/1/2027	4,975,000	6,308,549
	Virginia Commonwealth Transportation Board, 5.00% due 9/15/2028	3,945,000	4,993,028
	Washington — 2.6%
	Clark County School District No 37 Vancouver (State Aid Withholding) GO, 5.00% due 12/1/2026 - 12/1/2028	1,700,000	2,212,446
	Energy Northwest (Nine Canyon Wind Project Phase I-III), 5.00% due 7/1/2020 - 7/1/2025	6,850,000	7,330,581
	Marysville School District No. 25 (Snohomish County Educational Facilities) (State Aid Withholding) GO, 5.00% due 12/1/2020 - 12/1/2023	7,695,000	8,413,080
	Skagit County Public Hospital District No. 1 (Skagit Regional Health), Series A, 5.00% due 12/1/2021 - 12/1/2023	2,410,000	2,580,961
	Skagit County Public Hospital District No. 1 (Skagit Regional Health) GO, 5.00% due 12/1/2020 - 12/1/2022	8,340,000	8,920,678
	Skagit County Public Hospital District No. 2 (Island Hospital) GO,
	4.00% due 12/1/2020 - 12/1/2021	2,000,000	2,059,290
	5.00% due 12/1/2022	1,700,000	1,870,969
	State of Washington (Capital Projects) GO, Series R-G-Ref, 5.00% due 7/1/2025	10,475,000	12,587,807
	State of Washington (State and Local Agency Real and Personal Property Projects) (Insured: State Intercept) COP, 5.00% due 7/1/2020 - 7/1/2022	9,415,000	9,812,194
	State of Washington (State and Local Agency Real and Personal Property Projects) COP, Series A, 5.00% due 7/1/2024 - 7/1/2027	17,775,000	21,604,304
	State of Washington (Various Purposes) GO, Series C, 5.00% due 2/1/2025 - 2/1/2029	45,385,000	58,344,218
[c]	State of Washington GO, 5.00% due 6/1/2025 - 6/1/2030	4,900,000	6,147,099
	Tacoma School District No.10 (Pierce County Capital Projects) (State Aid Withholding) GO, 5.00% due 12/1/2020	2,500,000	2,548,050
	Washington Health Care Facilities Authority (Overlake Hospital Medical Center) ETM, 4.75% due 7/1/2020	1,000,000	1,000,120
	West Virginia — 0.5%
	Mason County (Appalachian Power Co.), Series L, 2.75% due 10/1/2022	15,000,000	15,333,600
	West Virginia (Appalachian Power Co.) EDA,
[a]	Series A, 2.625% due 12/1/2042 (put 6/1/2022)	4,500,000	4,575,915
[a]	Series B, 2.625% due 12/1/2042 (put 6/1/2022)	6,000,000	6,101,220
	West Virginia Higher Education Policy Commission (Higher Education Facilities), Series A, 5.00% due 4/1/2021 - 4/1/2022	2,500,000	2,656,645
	Wisconsin — 1.5%
	Wisconsin Health & Educational Facilities Authority (Advocate Aurora Health Obligated Group),
[a]	5.00% due 8/15/2054 (put 1/25/2023)	10,485,000	11,611,718
[a]	5.00% due 8/15/2054 (put 1/26/2022)	9,520,000	10,156,126
[a]	5.00% due 8/15/2054 (put 1/29/2025)	16,065,000	18,928,104
	Wisconsin Health & Educational Facilities Authority (Agnesian Healthcare, Inc.) ETM, 5.00% due 7/1/2020	2,110,000	2,110,254
	Wisconsin Health & Educational Facilities Authority (Ascension Health Alliance System),
	5.00% due 11/15/2025 - 11/15/2026	3,235,000	3,938,229
[a]	Series B-4, 5.00% due 11/15/2043 (put 6/1/2021)	13,245,000	13,781,952
	Wisconsin Health & Educational Facilities Authority (Marquette University), 5.00% due 10/1/2023 - 10/1/2026	1,575,000	1,842,246
	Wisconsin Health & Educational Facilities Authority (ProHealth Care, Inc.), 5.00% due 8/15/2020 - 8/15/2022	5,250,000	5,447,769
	Wisconsin Health & Educational Facilities Authority (UnityPoint Health), Series A, 5.00% due 12/1/2022	1,000,000	1,093,830
	Wisconsin Housing & Economic Development Authority (Collateralized: FNMA),
	Series C,
	1.65% due 9/1/2026	1,615,000	1,635,866
	1.75% due 9/1/2027	1,645,000	1,665,085
	1.80% due 3/1/2028	1,660,000	1,679,771
	1.95% due 3/1/2029	1,695,000	1,719,001
	WPPI Energy, Series A, 5.00% due 7/1/2022 - 7/1/2028	1,835,000	2,177,657
	WPPI Energy (Power Supply System), Series A, 5.00% due 7/1/2021	4,100,000	4,276,177
	Wyoming — 0.1%
[a]	Uinta County (Chevron Corp.; Guaranty: Chevron Corp.), 0.11% due 8/15/2020 (put 7/1/2020)	3,500,000	3,500,000
	Total Investments — 98.6% (Cost $5,237,799,294)		$5,456,703,846
	Other Assets Less Liabilities — 1.4%		75,321,481
	Net Assets — 100.0%		$5,532,025,327

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	June 30, 2020 (Unaudited)

Footnote Legend
a	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule . The rates shown are those in effect on June 30, 2020.
b	Segregated as collateral for a when-issued security.
c	When-issued security.
d	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2020, the aggregate value of these securities in the Fund’s portfolio was $24,918,059, representing 0.45% of the Fund’s net assets.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
AGC	Insured by Assured Guaranty Corp.
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
BAM	Insured by Build America Mutual Insurance Co.
BHAC-CR	Berkshire Hathaway Assurance Corp. Custodial Receipts
COP	Certificates of Participation
DFA	Development Finance Authority
EDA	Economic Development Authority
EDC	Economic Development Corp.
ETM	Escrowed to Maturity
FGIC	Insured by Financial Guaranty Insurance Co.
FHLMC	Insured by Federal Home Loan Mortgage Corp.
FNMA	Collateralized by Federal National Mortgage Association
GNMA	Collateralized by Government National Mortgage Association
GO	General Obligation
GRT	Gross Receipts Tax
HFA	Health Facilities Authority
HFFA	Health Facilities Financing Authority
IDA	Industrial Development Authority
IDC	Industrial Development Corp.
ISD	Independent School District
JEA	Jacksonville Electric Authority
LIBOR	London Interbank Offered Rates
LOC	Letter of Credit
Mtg	Mortgage
MUNIPSA	Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index
Natl-Re	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Guaranteed by Permanent School Fund
Q-SBLF	Insured by Qualified School Bond Loan Fund
SPA	Stand-by Purchase Agreement
USD	Unified School District

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Limited Term Municipal Fund	June 30, 2020 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Limited Term Municipal Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-two separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers three classes of shares of beneficial interest: Class A, Class C, and Institutional Class (“Class I”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.
The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor") to assist the Trustees with obtaining fair market values for portfolio investments, evaluating and monitoring professional pricing service providers appointed by the Trustees’ Audit Committee (the "Audit Committee") to assist in determining fair values for portfolio investments, assisting in calculating fair values for portfolio investments in certain circumstances, and performing other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, reviews the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee calculates a fair value for the obligation using an alternative method approved by the Audit Committee.
Valuation Hierarchy: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the Financial Accounting Standards Board (the "FASB"). Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.
Various inputs are used in calculating valuations for the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:
Level 1: Quoted prices in active markets for identical investments.
Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit ratings, etc.).
Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).
Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are generally characterized as Level 2 within the valuation hierarchy.

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	June 30, 2020 (Unaudited)

In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.
Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.